UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 1.3%
County of Jefferson Alabama, RB,
Series A:
5.25%, 1/01/17	$ 1,000	$ 905,760
5.25%, 1/01/20	500	437,695
4.75%, 1/01/25	260	205,434
		1,548,889
Arizona — 4.3%
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A:
6.63%, 7/01/20	250	191,825
6.75%, 7/01/29	300	205,527
Phoenix IDA Arizona, Refunding RB,
America West Airlines Inc. Project,
AMT, 6.30%, 4/01/23	1,000	734,060
Pima County IDA, IDRB, Tucson Electric
Power, Series A, 6.38%, 9/01/29	780	797,909
Pima County IDA, RB, American Charter
Schools Foundation, Series A, 5.63%,
7/01/38	685	533,745
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	290	293,228
Pima County IDA, Refunding RB, Arizona
Charter Schools Project, Series O,
5.25%, 7/01/31	285	220,345
Queen Creek Improvement District No.
1, Special Assessment Bonds, 5.00%,
1/01/32	500	450,875
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	665,812
5.00%, 12/01/37	1,045	908,471
University Medical Center Corp. Arizona,
RB, 6.25%, 7/01/29	180	190,469
		5,192,266
California — 11.8%
California Health Facilities Financing
Authority, RB, Cedars-Sinai Medical
Center, 5.00%, 8/15/34	1,000	957,830

	Par
Municipal Bonds	(000)	Value
California (continued)
California Health Facilities Financing
Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%,
7/01/39	$ 265	$ 279,392
St. Joseph Health System, 5.75%,
7/01/39	1,000	1,033,210
California Pollution Control Financing
Authority, RB, Waste Management
Inc. Project, Series C, AMT, 5.13%,
11/01/23	750	746,700
California Pollution Control Financing
Authority, Refunding RB, AMT:
Pacific Gas, Series C (AMBAC),
4.75%, 12/01/23	1,000	965,880
Waste Management Inc. Project,
Series B, 5.00%, 7/01/27	1,000	975,770
California Statewide Communities
Development Authority, RB, John Muir
Health, 5.13%, 7/01/39	425	406,674
California Statewide Communities
Development Authority, Refunding
RB:
American Baptist Homes of the
West, 6.25%, 10/01/39	575	564,374
Senior Living, Southern California,
6.63%, 11/15/24	650	677,866
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	500	548,385
City of Roseville California, Special Tax
Bonds, Fiddyment Ranch Community
Facilities District No. 1, 5.25%,
9/01/36	465	354,037
Lammersville School District
Community Facilities District, Special
Tax Bonds, District No. 2002,
Mountain House, 5.13%, 9/01/35	500	382,585
Oakland Unified School District
Alameda County California, GO,
Election of 2006, Series A, 6.13%,
8/01/29	1,000	1,047,290
State of California, GO:
4.50%, 10/01/36	740	616,701
Various Purpose, 6.00%, 3/01/33	1,400	1,483,846
Various Purpose, 5.50%, 11/01/39	2,500	2,481,800

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.	HDA	Housing Development Authority
AGC	Assured Guaranty Corp.	HRB	Housing Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	HUD	U.S. Department of Housing and Urban Development
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CAB	Capital Appreciation Bonds	IDRB	Industrial Development Revenue Bonds
EDA	Economic Development Authority	M/F	Multi-Family
EDC	Economic Development Corp.	MRB	Mortgage Revenue Bonds
ERB	Education Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
GO	General Obligation Bonds

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

1

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Temecula Public Financing Authority,
Special Tax Bonds, Refunding,
Harveston, Sub-Series B, 5.10%,
9/01/36	$ 500	$ 367,355
Temecula Valley Unified School District
Community Facilities District, Special
Tax Bonds, District No. 2005-1,
5.00%, 9/01/36	565	443,847
		14,333,542
Connecticut — 1.3%
Harbor Point Infrastructure
Improvement District, Tax Allocation
Bonds, Harbor Point Project, Series A,
7.88%, 4/01/39	1,050	1,074,622
Mohegan Tribe of Indians of
Connecticut, RB, Public Improvement,
Priority Distribution, 6.25%, 1/01/31	605	487,981
		1,562,603
Delaware — 0.6%
Delaware State Housing Authority,
Refunding RB, M/F Mortgage,
Series C (HUD), 7.38%, 1/01/15	735	725,092
District of Columbia — 4.0%
District of Columbia, RB, Methodist
Home District of Columbia, Series A:
7.38%, 1/01/30	310	313,215
7.50%, 1/01/39	500	505,665
District of Columbia Tobacco
Settlement Financing Corp.,
Refunding RB, Asset-Backed, 6.50%,
5/15/33	1,510	1,465,968
Metropolitan Washington Airports
Authority, RB:
CAB, Second Senior Lien, Series B
(AGC), 6.54%, 10/01/30 (a)	3,005	876,739
First Senior Lien, Series A, 5.00%,
10/01/39	85	86,026
First Senior Lien, Series A, 5.25%,
10/01/44	1,610	1,652,391
		4,900,004
Florida — 6.7%
Capital Region Community
Development District Florida, Special
Assessment Bonds, Capital
Improvement, Series A, 7.00%,
5/01/39	275	259,413
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41	315	312,871
Florida Housing Finance Corp., HRB,
Willow Lake Apartments, Series J-1,
AMT (AMBAC), 5.35%, 7/01/27	2,400	2,216,568

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Highland Meadows Community
Development District, Special
Assessment Bonds, Special
Assessment, Series A, 5.50%,
5/01/36 (b)(c)	$ 490	$ 205,050
Hillsborough County IDA, RB:
National Gypsum Co., Series B,
AMT, 7.13%, 4/01/30	1,250	1,007,987
Tampa General Hospital Project,
5.25%, 10/01/41	1,000	931,740
Jacksonville Economic Development
Commission, RB, Gerdau Ameristeel
US Inc., AMT, 5.30%, 5/01/37	300	231,018
Lee County IDA Florida, RB, Series A,
Lee Charter Foundation, 5.38%,
6/15/37	570	429,694
Main Street Community Development
District, Special Assessment Bonds,
Series B, 6.90%, 5/01/17	155	143,615
New River Community Development
District, Special Assessment Bonds,
Series B, 5.00%, 5/01/13 (b)(c)	500	199,800
Santa Rosa Bay Bridge Authority, RB,
6.25%, 7/01/28	500	272,345
Sarasota County Health Facilities
Authority, Refunding RB, Village On
The Isle Project:
5.50%, 1/01/27	210	187,751
5.50%, 1/01/32	190	165,433
Sumter Landing Community
Development District Florida, RB,
Sub-Series B, 5.70%, 10/01/38	825	636,364
Tolomato Community Development
District, Special Assessment Bonds,
Special Assessment, 6.65%, 5/01/40	700	574,133
Watergrass Community Development
District, Special Assessment Bonds,
Series A, 5.38%, 5/01/39	650	332,313
		8,106,095
Georgia — 2.4%
Clayton County Development Authority,
RB, Delta Air Lines Inc. Project,
Series A, 8.75%, 6/01/29	635	668,267
County of Clayton Georgia, Tax
Allocation Bonds, Ellenwood Project,
7.50%, 7/01/33	690	653,016
Gainesville & Hall County Development
Authority, Refunding RB, Acts
Retirement Life Community,
Series A-2, 6.63%, 11/15/39	220	227,324
Richmond County Development
Authority, RB, International Paper Co.
Projects, Series A, AMT, 5.00%,
8/01/30	1,000	862,290

2 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
Rockdale County Development
Authority, RB, Visy Paper Project,
Series A, AMT, 6.13%, 1/01/34	$ 600	$ 537,714
		2,948,611
Guam — 1.1%
Guam Government Waterworks
Authority, Refunding RB, Water:
6.00%, 7/01/25	235	240,271
5.88%, 7/01/35	280	274,912
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	103,614
6.75%, 11/15/29	150	159,699
7.00%, 11/15/39	160	171,034
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	440	446,019
		1,395,549
Idaho — 0.2%
Power County Industrial Development
Corp., RB, FMC Corp. Project, AMT,
6.45%, 8/01/32	265	265,034
Illinois — 3.8%
City of Chicago Illinois, Refunding RB,
American Airlines Inc. Project, 5.50%,
12/01/30	1,000	705,850
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC,
Sub-Series A, 5.13%,
6/01/35 (b)(c)	90	49,500
Roosevelt University Project, 6.50%,
4/01/44	830	861,548
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B,
5.50%, 11/01/39	1,000	1,029,980
Friendship Village of Schaumbu,
7.13%, 2/15/39	1,000	983,060
Swedish Covenant, Series A, 6.00%,
8/15/38	1,000	991,830
		4,621,768
Indiana — 2.8%
Indiana Finance Authority, Refunding
RB, Duke Energy Indiana Inc.,
Series C, 4.95%, 10/01/40	1,865	1,803,473
Indiana Health & Educational Facilities
Financing Authority, Refunding RB,
Community Foundation Northwest
Indiana, 5.50%, 3/01/37	700	677,075
Indiana Health Facility Financing
Authority, Refunding RB, Methodist
Hospital Inc.:
5.38%, 9/15/22	185	169,329
5.50%, 9/15/31	525	440,737
Vigo County Hospital Authority Indiana,
RB, Union Hospital Inc. (d):
5.70%, 9/01/37	155	133,074

	Par
Municipal Bonds	(000)	Value
Indiana (concluded)
Vigo County Hospital Authority Indiana,
RB, Union Hospital Inc. (concluded):
5.75%, 9/01/42	$ 190	$ 160,763
		3,384,451
Iowa — 0.3%
Iowa Finance Authority, Refunding RB,
Development, Care Initiatives Project,
Series A, 5.00%, 7/01/19	500	417,035
Kansas — 0.6%
City of Lenexa Kansas, Refunding RB,
5.50%, 5/15/39	940	755,271
Kentucky — 0.3%
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	425	424,103
Louisiana — 0.9%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp. Projects, 6.75%,
11/01/32	1,000	1,039,540
Maine — 0.6%
Town of Jay Maine, Refunding RB,
International Paper Co. Project,
Series A, AMT, 4.90%, 11/01/17	750	733,080
Maryland — 3.5%
County of Howard Maryland, Refunding
RB, Vantage House Facility, Series A,
5.25%, 4/01/33	500	381,145
Gaithersburg Maryland, Refunding RB,
Asbury Maryland Obligation, Series B,
6.00%, 1/01/23	750	753,210
Maryland EDC, RB:
Term Project, Series B, 5.75%,
6/01/35	1,500	1,524,105
Transportation Facilities Project,
Series A, 5.75%, 6/01/35	265	269,259
Maryland Health & Higher Educational
Facilities Authority, RB, Washington
Christian Academy, 5.25%, 7/01/18	250	107,497
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
University of Maryland Medical
System, 5.00%, 7/01/34	280	278,421
Maryland State Energy Financing
Administration, RB, Cogeneration,
AES Warrior Run, AMT, 7.40%,
9/01/19	1,000	1,000,270
		4,313,907

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

3

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 0.6%
Massachusetts Development Finance
Agency, RB, Linden Ponds Inc.
Facility, Series A, 5.75%, 11/15/35	$ 500	$ 362,990
Massachusetts Development Finance
Agency, Refunding RB, Eastern
Nazarene College, 5.63%, 4/01/29	500	396,905
		759,895
Michigan — 1.9%
Advanced Technology Academy, RB,
6.00%, 11/01/37	275	235,950
County of Wayne Michigan, GO, Building
Improvement, Series A, 6.75%,
11/01/39	175	182,936
Garden City Hospital Finance Authority
Michigan, Refunding RB, Garden City
Hospital Obligation, Series A, 5.00%,
8/15/38	310	203,552
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Henry Ford Health, 5.75%, 11/15/39	585	570,340
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	915	1,075,903
		2,268,681
Mississippi — 1.2%
Mississippi Business Finance Corp.,
Refunding RB, System Energy
Resource Inc. Project, 5.90%,
5/01/22	1,500	1,493,505
Missouri — 0.8%
City of Kansas City Missouri, Tax
Allocation Bonds, Kansas City
MainCor Project, Series A, 5.25%,
3/01/18	600	584,076
Kirkwood IDA Missouri, RB, Aberdeen
Heights, Series A, 8.25%, 5/15/39	435	428,801
		1,012,877
Multi-State — 0.2%
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (d)(e)	292	270,935
Nevada — 2.4%
County of Clark Nevada, RB:
Series B, 5.75%, 7/01/42	2,800	2,933,812
Southwest Gas Corp. Project,
Series A, AMT (FGIC), 4.75%,
9/01/36	20	16,823
		2,950,635
New Hampshire — 1.1%
New Hampshire Health & Education
Facilities Authority, Refunding RB:
Dartmouth-Hitchcock, 6.00%,
8/01/38	435	458,795

	Par
Municipal Bonds	(000)	Value
New Hampshire (concluded)
New Hampshire Health & Education
Facilities Authority,
Refunding RB (concluded):
Havenwood-Heritage Heights,
Series A, 5.40%, 1/01/30	$ 950	$ 827,915
		1,286,710
New Jersey — 4.3%
Burlington County Bridge Commission,
Refunding RB, The Evergreens
Project, 5.63%, 1/01/38	750	636,480
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	700	679,798
Continental Airlines Inc. Project,
AMT, 6.63%, 9/15/12	490	487,971
Continental Airlines Inc. Project,
AMT, 6.40%, 9/15/23	1,000	957,420
New Jersey EDA, Refunding RB,
Seabrook Village Inc. Facility, 5.25%,
11/15/36	500	400,040
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B,
7.13%, 12/01/23	580	656,508
New Jersey Health Care Facilities
Financing Authority, RB, Pascack
Valley Hospital Association, 6.63%,
7/01/36 (b)(c)	650	7
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
South Jersey Hospital, 5.00%,
7/01/46	700	658,560
St. Joseph's Healthcare System,
6.63%, 7/01/38	725	737,557
		5,214,341
New York — 4.2%
Brooklyn Arena Local Development
Corp., RB, Barclays Center Project,
6.38%, 7/15/43	1,315	1,355,371
Chautauqua County Industrial
Development Agency, RB, NRG
Dunkirk Power Project, 5.88%,
4/01/42	1,115	1,129,428
Genesee County Industrial
Development Agency New York,
Refunding RB, United Memorial
Medical Center Project, 5.00%,
12/01/32	500	400,585
Hudson Yards Infrastructure Corp., RB,
Series A, 5.00%, 2/15/47	1,000	950,630
New York City Industrial Development
Agency, RB, AMT:
American Airlines Inc., JFK
International Airport, 8.00%,
8/01/28	235	241,956

4 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
JetBlue Airways Corp. Project,
5.13%, 5/15/30	$ 750	$ 583,215
New York Liberty Development Corp.,
RB, National Sports Museum Project,
Series A, 6.13%, 2/15/19 (b)(c)	1,000	10
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	410	423,378
		5,084,573
North Carolina — 1.3%
North Carolina Medical Care
Commission, Refunding RB:
Carolina Village Project, 6.00%,
4/01/38	1,000	823,460
First Mortgage, Deerfield, Series A,
6.00%, 11/01/33	800	780,256
		1,603,716
North Dakota — 0.2%
County of Ward North Dakota,
Refunding RB, Trinity Obligated
Group, 5.13%, 7/01/29	250	220,265
Ohio — 0.5%
Buckeye Tobacco Settlement Financing
Authority, RB, Asset-Backed, Senior
Series A-2, 6.50%, 6/01/47	760	592,595
Pennsylvania — 4.2%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	1,640	1,258,749
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	2,335	2,324,025
Montgomery County Higher Education &
Health Authority, Refunding RB,
Abington Memorial Hospital, Series A,
5.13%, 6/01/33	225	223,025
New Morgan IDA Pennsylvania, RB, New
Morgan Landfill Co., Inc. Project, AMT,
6.50%, 4/01/19	515	515,371
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
Allegheny Delaware Valley Obligation,
Series A (NPFGC), 5.88%, 11/15/21	785	751,504
		5,072,674
Puerto Rico — 2.9%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	1,560	1,626,144
Puerto Rico Electric Power Authority,
RB, Series WW, 5.50%, 7/01/38	1,000	1,012,470

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	$ 750	$ 841,350
		3,479,964
Rhode Island — 0.7%
Rhode Island Housing & Mortgage
Finance Corp., RB, Homeownership
Opportunity, Series 53B, AMT, 5.00%,
10/01/46	1,000	899,300
South Carolina — 1.2%
City of Myrtle Beach South Carolina, Tax
Allocation Bonds, Myrtle Beach Air
Force Base, Series A, 5.25%,
11/01/26	500	361,440
Connector 2000 Association Inc., RB,
CAB, Senior Series B, 9.17%,
1/01/15 (a)(b)(c)	1,000	160,500
South Carolina Jobs, EDA, Refunding
RB:
First Mortgage, Lutheran Homes,
5.50%, 5/01/28	600	516,696
Palmetto Health, 5.50%, 8/01/26	290	284,708
Palmetto Health, 5.75%, 8/01/39	115	112,127
		1,435,471
Tennessee — 1.0%
Tennessee Energy Acquisition Corp.,
RB, Series A, 5.25%, 9/01/26	1,250	1,227,025
Texas — 12.9%
Alliance Airport Authority Texas,
Refunding RB, FedEx Corp. Project,
AMT, 4.85%, 4/01/21	2,295	2,270,145
Bexar County Health Facilities
Development Corp., RB, Army
Retirement Residence Project,
6.20%, 7/01/45	1,320	1,324,805
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	750	468,750
Brazos River Authority, Refunding RB,
TXU Electric Co. Project, Series C,
AMT, 5.75%, 5/01/36	540	519,750
Central Texas Regional Mobility
Authority, RB (a):
CAB, 7.48%, 1/01/28	3,000	816,150
CAB, 7.56%, 1/01/29	500	125,270
CAB, 7.65%, 1/01/30	1,330	310,089
Senior Lien, 5.75%, 1/01/25	295	294,678
City of Houston Texas, RB:
Senior Lien, Series A, 5.50%,
7/01/39	120	127,930
Special Facilities, Continental
Airlines, Series E, AMT, 6.75%,
7/01/21	630	623,083

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

5

Schedule of Investments (continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Special Facilities, Continental
Airlines, Series E, AMT, 7.38%,
7/01/22	$ 500	$ 502,835
Dallas-Fort Worth International Airport
Facilities Improvement Corp.,
Refunding RB, American Airlines Inc.
Project, AMT, 5.50%, 11/01/30	1,000	685,700
Danbury Higher Education Authority
Inc., RB, A.W. Brown Fellowship
Charter, Series A (ACA), 5.00%,
8/15/26	355	400,522
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	290	311,762
North Texas Tollway Authority, RB, Toll,
2nd Tier, Series F, 6.13%, 1/01/31	1,150	1,210,927
Tarrant County Cultural Education
Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%,
2/15/38	330	323,182
Senior Living Center Project, 8.25%,
11/15/44	800	783,768
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Northwest Senior Housing,
Edgemere Project, Series A, 6.00%,
11/15/36	1,500	1,319,880
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
Note Mobility, 6.88%, 12/31/39	1,740	1,808,747
Texas State Public Finance Authority,
Refunding, ERB, KIPP Inc., Series A
(ACA):
5.00%, 2/15/28	680	622,044
5.00%, 2/15/36	1,000	872,920
		15,722,937
U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Capital Projects,
Series A-1, 5.00%, 10/01/39	160	143,258
Virginia — 3.9%
Albemarle County IDA, Refunding RB,
Westminster-Canterbury, 5.00%,
1/01/31	900	792,936
Chesterfield County EDA, Refunding RB,
Virginia Electric & Power, Series A,
5.00%, 5/01/23	1,000	1,061,410
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	260	252,759
Fairfax County EDA, Refunding RB:
Goodwin House Inc., 5.13%,
10/01/37	1,000	945,800
Goodwin House Inc., 5.13%,
10/01/42	300	280,479

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
Retirement, Greenspring, Series A,
4.88%, 10/01/36	$ 500	$ 416,025
Lexington IDA, Refunding MRB, Kendal
at Lexington, Series A, 5.38%,
1/01/28	210	174,521
Tobacco Settlement Financing Corp.
Virginia, Refunding RB, Senior Series
B1, 5.00%, 6/01/47	130	87,152
Watkins Centre Community
Development Authority, RB, 5.40%,
3/01/20	750	716,152
		4,727,234
Wisconsin — 0.8%
Wisconsin Health & Educational
Facilities Authority, RB, Wheaton
Franciscan Healthcare, 5.25%,
8/15/34	805	703,063
Wisconsin Health & Educational
Facilities Authority, Refunding RB, St.
John's Communities Inc., Series A:
7.25%, 9/15/29	75	76,253
7.63%, 9/15/39	145	149,588
		928,904
Total Municipal Bonds – 92.9%		113,062,335
Municipal Bonds Transferred to Tender
Option Bond Trusts (f)
California — 1.8%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	480	518,951
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40 (g)	1,680	1,693,407
		2,212,358
District of Columbia — 0.9%
District of Columbia Water & Sewer
Authority, RB, Series A, 6.00%,
10/01/35	950	1,064,849
Ohio — 1.7%
State of Ohio, Refunding RB, Cleveland
Clinic Health, Series A, 5.50%,
1/01/39	2,000	2,065,700
South Carolina — 1.7%
South Carolina State Housing Finance &
Development Authority, Refunding
RB, Series B-1, 5.55%, 7/01/39	1,969	2,026,525
Virginia — 1.7%
Virginia HDA, RB, Sub-Series H-1
(NPFGC), 5.38%, 7/01/36	2,110	2,126,416

6 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (concluded)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (f)	(000)	Value
Wisconsin — 1.8%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	$ 2,179	$ 2,169,841
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 9.6%		11,665,689
Total Long-Term Investments
(Cost – $129,427,796) – 102.5%		124,728,024
Short-Term Securities	Shares
FFI Institutional Tax-Exempt
Fund (h)(i)	2,003,869	2,003,869
Total Short-Term Securities
(Cost – $2,003,869) – 1.6%		2,003,869
Total Investments
(Cost – $131,431,665*) – 104.1%		126,731,893
Other Assets Less Liabilities– 0.5%		635,413
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (4.6)%		(5,687,333)
Net Assets – 100.0%		$ 121,679,973

* The cost and unrealized appreciation (depreciation) of investments as of

March 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 125,769,789
Gross unrealized appreciation	$ 3,717,066
Gross unrealized depreciation	(8,438,959)
Net unrealized depreciation	$ (4,721,893)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Non-income producing security.
(d) Security exempt from registration under Rule 144A of the securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at maturity.
(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g) When-issued security. Unsettled when-issued transactions were as follows:

		Market	Unrealized
	Counterparty	Value	Depreciation
	Siebert, Brandford, Shank & Co., L.L.C.	$ 1,680,000 $	(1,326)
(h) Represents the current yield as of report date.
(i)	Investments in companies considered to be an affiliate of the Fund, for
	purposes of Section 2(a)(3) of the Investment Company Act of 1940, were
	as follows:
		Net
	Affiliate	Activity	Income
	FFI Institutional Tax-Exempt Fund $	503,366	$ 5,170

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statement as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments [1]	--	$ 124,728,024	--	$ 124,728,024
Short-Term
Securities	$ 2,003,869	--	--	2,003,869
Total	$ 2,003,869	$ 124,728,024	--	$ 126,731,893

1See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

7

Schedule of Investments March 31, 2010 (Unaudited)

	Par
Municipal Bonds	(000)	Value
Alabama — 1.0%
Alabama Public School & College
Authority, Refunding RB, Series A,
5.00%, 5/01/29	$ 1,600	$ 1,673,632
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC), 6.00%, 6/01/39	1,350	1,457,055
Lauderdale County & Florence Health
Care Authority Alabama, Refunding
RB, Coffee Health Group, Series A
(NPFGC), 6.00%, 7/01/29	4,695	4,478,279
		7,608,966
Alaska — 1.0%
Borough of Matanuska-Susitna Alaska,
RB, Goose Creek Correctional Center
(AGC):
6.00%, 9/01/28	2,000	2,287,580
6.00%, 9/01/32	5,000	5,602,950
		7,890,530
Arizona — 0.4%
State of Arizona, COP, Department of
Administration, Series A (AGM):
5.00%, 10/01/27	2,375	2,421,788
5.25%, 10/01/28	1,025	1,059,071
		3,480,859
California — 15.8%
Antelope Valley Community College
District, GO, Election of 2004, Series
B (NPFGC), 5.25%, 8/01/39	1,050	1,073,636
Arcadia Unified School District
California, GO, CAB, Election of 2006,
Series A (AGM), 4.96%, 8/01/39 (a)	2,800	432,600
Cabrillo Community College District
California, GO, CAB, Election of 2004,
Series B (NPFGC), 5.18%,
8/01/37 (a)	4,100	679,329
California Health Facilities Financing
Authority, Refunding RB, St. Joseph
Health System, Series A, 5.75%,
7/01/39	1,000	1,033,210
City of San Jose California, GO, Libraries,
Parks, and Public Safety Project
(NPFGC), 5.00%, 9/01/30	3,700	3,813,368

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
City of San Jose California, Refunding
RB, Series A, AMT (AMBAC), 5.50%,
3/01/32	$ 6,285	$ 6,320,573
Coast Community College District
California, GO, Refunding, CAB,
Election of 2002, Series C (AGM):
5.58%, 8/01/13 (b)	6,475	5,204,475
5.40%, 8/01/36 (a)	5,800	1,059,834
Fresno Unified School District California,
GO Election of 2001:
Series D (NPFGC), 5.00%, 8/01/27	5,170	5,232,350
Series E (AGM), 5.00%, 8/01/30	1,500	1,525,125
Hesperia Public Financing Authority
California, Tax Allocation Bonds,
Redevelopment & Housing Projects,
Series A (Syncora), 5.50%, 9/01/27	10,000	9,474,100
Los Angeles Municipal Improvement
Corp., RB, Series B1 (NPFGC), 4.75%,
8/01/37	11,050	10,058,483
Modesto Schools Infrastructure
Financing Agency, Special Tax Bonds
(AMBAC), 5.50%, 9/01/36	8,965	8,057,832
Mount Diablo Unified School District
California, GO, Election of 2002
(NPFGC), 5.00%, 7/01/27	12,040	12,132,347
Norwalk-La Mirada Unified School
District California, GO, Refunding,
CAB, Election of 2002, Series E (AGC),
6.47%, 8/01/38 (a)	4,900	811,048
Orange County Sanitation District, COP,
Series B (AGM), 5.00%, 2/01/31	1,380	1,439,078
Palm Springs Financing Authority,
Refunding RB, Convention Center
Project, Series A (NPFGC), 5.50%,
11/01/35	6,190	6,233,825
Ramona Unified School District
California, COP, Refunding, CAB
(NPFGC), 5.12%, 5/01/32 (b)	10,500	8,396,640
Rialto Unified School District California,
GO, CAB, Series A (NPFGC), 6.24%,
6/01/25 (a)	11,685	4,514,383

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	ERB	Education Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	FGIC	Financial Guaranty Insurance Co.
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
ARB	Airport Revenue Bonds	IDA	Industrial Development Authority
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CAB	Capital Appreciation Bonds	MRB	Mortgage Revenue Bonds
COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	PSF-GTD	Permanent School Fund Guaranteed
EDC	Economic Development Corp.	RB	Revenue Bonds
		S/F	Single-Family

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

1

Schedule of Investments (continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Roseville Joint Union High School
District California, GO, Election of
2004, Series A (NPFGC), 5.00%,
8/01/29	$ 5,000	$ 5,087,300
Sacramento Unified School District
California, GO, Election of 1999,
Series B (NPFGC), 5.00%, 7/01/26	5,015	5,058,129
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/30	2,685	2,746,513
San Diego County Water Authority, COP,
Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	4,500	4,583,700
San Jose Unified School District Santa
Clara County California, GO, Election
2002, Series B (NPFGC), 5.00%,
8/01/29	3,650	3,738,951
Tahoe-Truckee Unified School District,
GO, School Facility Improvement
District 2, Election of 2002, Series A
(NPFGC), 5.25%, 8/01/29	2,535	2,602,558
Tustin Unified School District California,
Special Tax Bonds, Senior Lien,
Community Facilities District 97-1,
Series A (AGM), 5.00%, 9/01/32	7,980	7,884,320
University of California, RB, Series O,
5.75%, 5/15/34	1,450	1,617,620
Washington Unified School District-Yolo
County California, COP, New High
School Project (AMBAC), 5.13%,
8/01/37	4,450	4,257,493
		125,068,820
Colorado — 2.5%
City of Aurora Colorado, COP (AMBAC),
6.00%, 12/01/10 (c)	19,250	19,974,762
Florida — 7.3%
Collier County School Board, COP (AGM),
5.00%, 2/15/23	2,000	2,049,860
County of Broward Florida, RB, Series A,
5.25%, 10/01/34	1,450	1,501,243
County of Duval Florida, COP, Master
Lease Program (AGM), 5.00%,
7/01/33	7,050	6,991,978
County of Miami-Dade Florida, GO,
Building Better Communities Program,
Series B-1, 5.75%, 7/01/33	2,400	2,577,288
County of Miami-Dade Florida, RB:
Jackson Health System, (AGC),
5.75%, 6/01/39	5,360	5,606,560
Miami International Airport,
Series A, AMT (AGC), 5.50%,
10/01/26	7,000	7,123,550
Miami International Airport,
Series A, AMT (AGC), 5.50%,
10/01/27	5,495	5,561,929

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB
(concluded):
Water & Sewer System, (AGM),
5.00%, 10/01/39	$ 7,150	$ 7,173,166
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, AMT (AGC), 5.00%, 10/01/40	7,380	6,930,484
Hillsborough County Aviation Authority
Florida, RB, Series A, AMT (AGC),
5.38%, 10/01/33	5,000	5,011,850
Miami-Dade County School Board, COP,
Refunding, Series B (AGC), 5.25%,
5/01/31	2,500	2,572,850
Sarasota County Public Hospital District,
RB, Sarasota Memorial Hospital
Project, Series A, 5.63%, 7/01/39	500	512,450
South Florida Water Management
District, COP (AGC), 5.00%, 10/01/22	3,500	3,713,605
Tampa Bay Water Utility System Florida,
RB (AMBAC), 10.40%, 10/01/10 (c)	465	486,581
		57,813,394
Georgia — 4.4%
Gwinnett County Hospital Authority,
Refunding RB, Gwinnett Hospital
System, Series D (AGM), 5.50%,
7/01/41	475	480,102
Municipal Electric Authority of Georgia,
RB, Series Y (AMBAC):
6.40%, 1/01/11 (c)	90	94,039
6.40%, 1/01/13	8,420	9,087,032
6.40%, 1/01/13 (d)	490	532,091
Municipal Electric Authority of Georgia,
Refunding RB, Series EE (AMBAC),
7.00%, 1/01/25	20,000	24,804,000
		34,997,264
Illinois — 4.7%
City of Chicago Illinois, ARB, General,
3rd Lien, Series B-2, AMT (NPFGC),
6.00%, 1/01/27	17,690	18,452,262
City of Chicago Illinois, GO, Refunding,
Series A (AGM), 5.00%, 1/01/25	5,000	5,267,400
City of Chicago Illinois, RB, Series A
(BHAC), 5.50%, 1/01/38	3,000	3,178,140
Illinois Finance Authority, Refunding RB,
Central DuPage Health, Series B,
5.50%, 11/01/39	4,200	4,325,916
Illinois State Toll Highway Authority, RB,
Series B, 5.50%, 1/01/33	3,125	3,350,563
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	2,500	2,573,350
		37,147,631

2 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Indiana — 0.1%
Indiana Municipal Power Agency, RB,
Indiana Municipal Power Agency,
Series B, 5.75%, 1/01/34	$ 700	$ 731,542
Iowa — 0.8%
Iowa Finance Authority, RB, Series A
(AGC), 5.63%, 8/15/37	5,600	5,940,760
Louisiana — 0.9%
State of Louisiana, RB, Series A (AGM),
5.00%, 5/01/31	6,585	6,779,455
Maryland — 1.6%
Maryland Community Development
Administration, Refunding RB,
Residential, Series A, AMT, 5.75%,
9/01/39	7,460	7,825,913
Maryland Health & Higher Educational
Facilities Authority, RB, University of
Maryland Medical System, Series B
(NPFGC), 7.00%, 7/01/22	4,400	5,082,044
		12,907,957
Massachusetts — 3.6%
Massachusetts HFA, RB, AMT (AGM):
Rental Mortgage, Series C, 5.60%,
1/01/45	4,000	4,028,160
S/F Housing, Series 128, 4.80%,
12/01/27	2,845	2,762,324
S/F Housing, Series 128, 4.88%,
12/01/38	6,800	6,385,472
Massachusetts HFA, Refunding RB,
Rental Housing, Series A, AMT (AGM),
5.15%, 7/01/26	5,000	5,066,700
Massachusetts School Building
Authority, RB, Series A (AGM), 5.00%,
8/15/30	7,000	7,269,920
Massachusetts Water Resources
Authority, Refunding RB, General,
Series A (NPFGC), 5.00%, 8/01/34	2,800	2,895,284
		28,407,860
Michigan — 2.8%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM),
6.25%, 7/01/36	675	731,612
Second Lien, Series B (AGM),
7.00%, 7/01/36	350	400,463
Senior Lien, Series A (NPFGC),
5.00%, 7/01/30	1,500	1,446,210
System, Second Lien, Series B
(NPFGC), 5.00%, 7/01/36	4,500	4,278,870
City of Detroit Michigan, Refunding RB,
Second Lien, Series E (BHAC), 5.75%,
7/01/31	4,000	4,225,360

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Michigan Strategic Fund, Refunding RB,
Detroit Edison Co. Project, Series A,
AMT (Syncora), 5.50%, 6/01/30	$ 11,845	$ 11,276,085
		22,358,600
Minnesota — 1.8%
Delano ISD No. 879 Minnesota, GO,
Series A (AGM), 5.88%, 2/01/25	5,860	6,095,045
Sauk Rapids ISD No. 47 Minnesota, GO,
Series A (NPFGC):
5.65%, 2/01/20	3,735	3,877,864
5.70%, 2/01/21	4,440	4,611,650
		14,584,559
Mississippi — 1.5%
Harrison County Wastewater
Management District, Refunding RB,
Wastewater Treatment Facilities,
Series A (FGIC), 8.50%, 2/01/13 (d)	1,320	1,585,795
Mississippi Hospital Equipment &
Facilities Authority, RB, Forrest County
General Hospital Project (AGM),
6.00%, 1/01/11 (c)	10,000	10,508,400
		12,094,195
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	1,450	1,593,739
Clark County Water Reclamation
District, GO, Series B, 5.75%,
7/01/34	3,125	3,445,000
County of Clark Nevada, RB:
Las Vegas-McCarran International
Airport, Series A (AGC), 5.25%,
7/01/39	3,300	3,332,340
Southwest Gas Corp. Project,
Series A, AMT (FGIC), 4.75%,
9/01/36	25	21,028
Southwest Gas Corp. Project,
Series D, AMT (NPFGC), 5.25%,
3/01/38	2,200	2,019,358
System, Subordinate Lien, Series C
(AGM), 5.00%, 7/01/26	2,350	2,407,551
		12,819,016
New Jersey — 8.1%
Cape May County Industrial Pollution
Control Financing Authority, Refunding
RB, Atlantic City Electric Co., Series A
(NPFGC), 6.80%, 3/01/21	6,810	8,179,014
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM):
5.80%, 11/01/21	3,125	3,607,750
5.80%, 11/01/22	8,310	9,572,538

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

3

Schedule of Investments (continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM)
(concluded):
5.80%, 11/01/23	$ 4,340	$ 4,999,463
New Jersey EDA, RB, Motor Vehicle
Surcharge, Series A (NPFGC), 5.25%,
7/01/33	26,900	27,306,728
New Jersey EDA, Refunding RB, School
Facilities Construction, Series N-1
(NPFGC), 5.50%, 9/01/28	1,400	1,535,128
New Jersey Higher Education Assistance
Authority, Refunding RB, Series 1A,
4.75%, 12/01/23	2,500	2,527,100
New Jersey State Housing & Mortgage
Finance Agency, RB, Series AA,
6.38%, 10/01/28	1,950	2,154,438
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A, 5.88%, 12/15/38	4,255	4,637,057
		64,519,216
New York — 7.0%
City of New York New York, GO, Series C
(Syncora), 5.63%, 3/15/18	5	5,367
City of Niagara Falls New York, GO,
Public Improvement (NPFGC), 6.90%,
3/01/24	5	5,005
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	700	786,485
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	16,830	17,202,616
New York State Urban Development
Corp., RB, State Personal Income Tax,
State Facilities, Series A-1 (NPFGC),
5.25%, 3/15/34	9,900	10,278,675
Sales Tax Asset Receivable Corp., RB,
Series A:
(AMBAC), 5.00%, 10/15/32	15,650	16,201,506
(NPFGC), 5.00%, 10/15/20	10,000	11,006,600
		55,486,254
North Carolina — 0.4%
North Carolina HFA, RB, Home
Ownership, Series 14A, AMT (AMBAC),
5.35%, 1/01/22	2,855	2,875,328
North Dakota — 0.3%
North Dakota State HFA, RB, Housing
Finance Program, Series C, AMT
(AMBAC), 5.30%, 7/01/22	1,955	1,979,418
Oregon — 1.2%
Oregon State Department of
Administrative Services, COP, Series A
(AMBAC), 6.25%, 5/01/10 (c)	5,000	5,074,750

	Par
Municipal Bonds	(000)	Value
Oregon (concluded)
Port of Portland Oregon, Refunding RB,
International Airport, Series 7-B, AMT
(NPFGC), 7.10%, 1/01/12 (c)	$ 3,865	$ 4,267,617
		9,342,367
Pennsylvania — 2.0%
City of Philadelphia Pennsylvania, RB,
12th Series B (NPFGC), 7.00%,
5/15/20 (d)	4,670	5,733,172
Pennsylvania Turnpike Commission, RB,
CAB, Sub-Series E, 6.48%,
12/01/38 (b)	5,300	3,462,490
Philadelphia Redevelopment Authority,
RB, Neighborhood Transformation,
Series A (NPFGC), 5.50%, 4/15/20	3,830	3,941,951
Philadelphia School District, GO,
Series E, 6.00%, 9/01/38	2,300	2,451,455
		15,589,068
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	7,100	7,904,501
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.71%, 8/01/41 (a)	11,000	1,627,230
		9,531,731
Rhode Island — 0.9%
Rhode Island EDC, RB, Series B (FGIC),
6.00%, 7/01/10 (c)	6,815	6,977,606
South Carolina — 0.3%
South Carolina State Public Service
Authority, RB, Santee Cooper, Series
A, 5.50%, 1/01/38	2,300	2,488,876
Texas — 10.3%
City of Houston Texas, COP, Series J
(AMBAC), 6.25%, 12/15/13	3,500	3,893,050
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	3,650	4,167,205
Dallas-Fort Worth International Airport
Facilities Improvement Corp., RB,
AMT:
Improvement, Joint, Series B (AGM),
5.25%, 11/01/22	2,490	2,540,846
Series A (NPFGC), 6.00%,
11/01/28	25,950	25,977,507
Series A (NPFGC), 5.50%,
11/01/33	2,000	2,006,340
Lewisville ISD Texas, GO, Refunding,
CAB, School Building (NPFGC), 4.67%,
8/15/24 (a)	8,110	4,074,058
Mansfield ISD Texas, GO, School
Building (PSF-GTD), 5.00%, 2/15/33	3,000	3,147,300

4 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
North Texas Tollway Authority,
Refunding RB, First Tier:
CAB, System, Series I, (AGC), 6.20%,
1/01/15 (b)	$ 10,000	$ 7,469,300
Series A, 6.00%, 1/01/28	1,000	1,084,830
System, (NPFGC), 5.75%, 1/01/40	7,700	7,971,579
System, Series A, (AMBAC), 5.63%,
1/01/33	2,040	2,110,319
System, Series B, (NPFGC), 5.75%,
1/01/40	9,870	10,218,115
State of Texas, GO, Water Financial
Assistance, 5.75%, 8/01/31	3,000	3,112,500
Texas Department of Housing &
Community Affairs, MRB, Series A,
AMT (NPFGC):
5.45%, 9/01/23	1,795	1,817,689
5.50%, 3/01/26	2,285	2,308,855
		81,899,493
Utah — 1.7%
Utah Transit Authority, RB, Series A
(AGM), 5.00%, 6/15/36	4,000	4,188,800
Utah Transit Authority, Refunding RB,
CAB, Sub-Series A (NPFGC), 5.29%,
6/15/36 (a)	11,930	2,612,670
Utah Water Finance Agency, RB, Pooled
Loan Financing Program, Series A
(AMBAC):
5.75%, 10/01/15	2,515	2,577,523
6.00%, 10/01/20	3,770	3,842,799
		13,221,792
Vermont — 0.1%
Vermont HFA, Refunding RB, Multiple
Purpose, Series C, AMT (AGM), 5.50%,
11/01/38	1,165	1,186,121
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding
RB, Health Care, Inova Health System,
Series A, 5.50%, 5/15/35	600	627,990
Washington — 0.8%
Chelan County Public Utility District No.
1, RB, Chelan Hydro System, Series A,
AMT (AMBAC), 5.45%, 7/01/37	6,485	6,358,153
Wisconsin — 2.4%
City of Superior Wisconsin, Refunding
RB, Midwest Energy Resources, Series
E (NPFGC), 6.90%, 8/01/21	9,000	11,296,260
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health Senior Credit Group, 5.00%,
11/15/33	2,400	2,414,448

	Par
Municipal Bonds	(000)	Value
Wisconsin (concluded)
Wisconsin Housing & EDA, Refunding
RB, AMT:
Series C, 4.88%, 3/01/36	$ 2,310 $	2,169,321
Series E, 5.50%, 9/01/38	3,220	3,410,624
		19,290,653
Total Taxable Municipal Bonds – 88.6% 701,980,236
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
California — 1.3%
Sequoia Union High School District
California, GO, Refunding, Election,
Series B (AGM), 5.50%, 7/01/35	10,055	10,419,212
Colorado — 0.2%
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	1,580	1,661,282
District of Columbia — 1.2%
Metropolitan Washington Airports
Authority, RB, Series B, AMT (AGM),
5.00%, 10/01/36	10,000	9,755,922
Florida — 3.4%
Broward County School Board Florida,
COP, Series A (AGM), 5.25%, 7/01/33	10,000	10,268,500
City of Tallahassee Florida, RB (NPFGC),
5.00%, 10/01/37	10,000	10,049,700
Jacksonville Electric Authority Florida,
RB, Sub-Series A, 5.63%, 10/01/32	6,300	6,736,842
		27,055,042
Illinois — 0.7%
City of Chicago Illinois, Refunding RB,
Second Lien (AGM), 5.25%, 11/01/33	5,000	5,260,750
Massachusetts — 2.0%
Massachusetts School Building
Authority, RB, Series A (AGM), 5.00%,
8/15/30	15,000	15,578,400
New Jersey — 1.8%
New Jersey State Turnpike Authority, RB,
Series C (AGM), 5.00%, 1/01/30	13,500	14,006,925
New York — 2.2%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	2,010	2,262,878
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.25%, 10/15/27	13,931	15,331,790
		17,594,668

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

5

Schedule of Investments (continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (e)	(000)	Value
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic
Health, Series B, 5.50%, 1/01/34	$ 1,000 $	1,042,200
Texas — 2.4%
Cypress-Fairbanks ISD, GO, Refunding,
Schoolhouse (PSF-GTD), 5.00%,
2/15/32	10,000	10,527,700
Harris County Cultural Education
Facilities Finance Corp., RB, Hospital,
Texas Children's Hospital Project,
5.50%, 10/01/39	8,500	8,702,045
		19,229,745
Washington — 1.3%
State of Washington, GO, Series D
(AGM), 5.00%, 1/01/28	10,000	10,485,400
Wisconsin — 0.3%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	2,499	2,488,350
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 17.0% 134,577,896
Mutual Funds	Shares
BlackRock Insured Municipal Term
Trust, Inc. (f)	204,800	2,058,240
Total Mutual Funds – 0.2%		2,058,240
Total Long-Term Investments
(Cost – $821,672,130) – 105.8% 838,616,372
Short-Term Securities
FFI Institutional Tax-Exempt Fund,
0.25% (f)(g)	10,351,939	10,351,939
Total Short-Term Securities
(Cost – $10,351,939) – 1.3%		10,351,939

Value
Total Investments
(Cost – $832,024,069*) – 107.1%	$ 848,968,311
Other Assets Less Liabilities – 0.9%	7,077,798
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (8.0)%	(63,591,196)
Net Assets – 100.0%	$ 792,454,913

* The cost and unrealized appreciation (depreciation) of investments as of

March 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 775,617,487
Gross unrealized appreciation	$ 27,393,586
Gross unrealized depreciation	(17,568,031)
Net unrealized appreciation	$ 9,825,555

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security is collateralized by Municipal or US Treasury obligations.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

6 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (concluded)

BlackRock Municipal Insured Fund

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:

	Purchase	Sales	Realized
Affiliate	Cost	Cost	Loss		Income
BlackRock
California
Insured Municipal
2008 Term Trust,
Inc.	-	-		-	$ 4,056
BlackRock
Insured
Municipal 2008
Term Trust, Inc.	-	-		-	$ 4,290
BlackRock
Insured
Municipal Term
Trust, Inc.	-	-		-	$ 76,545
FFI Institutional
Tax-Exempt Fund	-	$ (20,575,492)	1	-	$ 32,333

1 Represents net sale cost.

(g) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund's investments:
Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1].	— $836,558,132		—	$836,558,132
Mutual Funds	$ 2,058,240	—	—	2,058,240
Short-Term
Securities	10,351,939	—	—	10,351,939
Total	$ 12,410,179 $836,558,132		—	$848,968,311

1See above Schedule of Investments for values in each state or political subdivision, excluding security types in Level 1 within the table.

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

7

Schedule of Investments March 31, 2010 (Unaudited)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.9
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC), 6.00%, 6/01/39	$ 10,010	$ 10,803,793
Courtland IDB Alabama, RB,
International Paper Co. Projects,
Series A, 6.25%, 11/01/33	2,530	2,584,674
Courtland IDB, Refunding RB,
International Paper Co., Series B,
AMT, 6.25%, 8/01/25	750	755,445
Jefferson County Public Building
Authority, RB, Warrants (AMBAC),
5.13%, 4/01/21	3,525	2,136,185
Selma IDB Alabama, Refunding RB,
International Paper Co. Project, Series
A, AMT, 6.70%, 2/01/18	2,500	2,527,325
		18,807,422
Arizona — 1.9%
Arizona Health Facilities Authority, RB,
Catholic Healthcare West, Series A,
6.63%, 7/01/20	4,000	4,095,240
Maricopa County & Phoenix Industrial
Development Authorities, Refunding
RB, S/F, Series A-2, AMT (GNMA),
5.80%, 7/01/40	4,470	4,550,773
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A, 6.75%, 7/01/29	3,100	2,123,779
Peoria Improvement District No. 8401
Arizona, Special Assessment Bonds:
Special Assessment No. 8801,
7.30%, 1/01/11	395	405,076
Special Assessment No. 8802,
7.20%, 1/01/13	510	518,073
Pima County IDA, IDRB, Tucson Electric
Power, Series A, 6.38%, 9/01/29	3,785	3,871,904
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	8,525	8,619,883
Pima County IDA, Refunding RB, Tucson
Electric Power Co., San Juan, Series A,
4.95%, 10/01/20	9,330	9,239,686

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Pinal County IDA Arizona, RB, San
Manuel Facility Project, AMT, 6.25%,
6/01/26	$ 500	$ 429,825
Prescott Valley Improvement District
Arizona, Special Assessment Bonds,
Sewer Collection System Roadway
Repair, 7.90%, 1/01/12	119	123,228
Tucson IDA, RB, Christian Care Project,
Series A (Radian), 6.13%,
7/01/10 (a)	3,515	3,595,212
Vistancia Community Facilities District
Arizona, GO:
6.75%, 7/15/22	3,000	3,054,150
5.75%, 7/15/24	2,125	2,076,274
		42,703,103
Arkansas — 0.0%
City of Pine Bluff Arkansas, Refunding
RB, International Paper Co. Project,
Series A, AMT, 6.70%, 8/01/20	500	505,370
California — 15.5%
California Health Facilities Financing
Authority, RB, Sutter Health, Series A,
6.25%, 8/15/35	2,500	2,528,525
California Health Facilities Financing
Authority, Refunding RB, Catholic
Healthcare West:
Series A, 6.00%, 7/01/39	5,305	5,593,115
Series E, 5.63%, 7/01/25	15,000	15,708,900
California Rural Home Mortgage
Finance Authority, Refunding RB,
Mortgage-Backed Securities Program,
Series A-2, AMT (GNMA), 7.00%,
9/01/29	5	5,072
California State Public Works Board, RB,
Various Capital Projects, Sub-Series
I-1, 6.38%, 11/01/34	7,455	7,752,380
California Statewide Communities
Development Authority, RB, Health
Facility, Memorial Health Services,
Series A, 6.00%, 10/01/23	9,880	10,271,940

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
ARB	Airport Revenue Bonds	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue Bonds
CIFG	CDC IXIS Financial Guaranty	MRB	Mortgage Revenue Bonds
COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	RB	Revenue Bonds
EDC	Economic Development Corp.	S/F	Single-Family
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
California Statewide Communities
Development Authority, Refunding RB,
Catholic Healthcare West, Series B,
5.50%, 7/01/30	$ 3,000	$ 3,058,980
Chula Vista Community Facilities District
California, Special Tax Bonds, District
No. 06-1, Eastlake-Woods,
Improvement Area A, 6.15%, 9/01/26	3,215	3,208,216
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric, Series
A, 5.88%, 2/15/34	4,875	5,346,754
City of Roseville California, Special Tax
Bonds, Stoneridge Community
Facilities No. 1, 6.30%, 9/01/11 (a)	2,500	2,747,975
County of Sacramento California, RB,
Subordinated and Passenger Facility
Charge Grant, Series C, 6.00%,
7/01/39	12,750	13,691,332
Los Angeles Community College District
California, GO, Election of 2003,
Series F-1, 5.00%, 8/01/33	20,000	20,229,600
Los Angeles Municipal Improvement
Corp., RB, Real Property, Series E:
6.00%, 9/01/34	2,430	2,597,427
6.00%, 9/01/39	6,000	6,358,080
Modesto Irrigation District, COP:
Capital Improvements, Series A,
6.00%, 10/01/39	9,775	10,549,962
Series B, 5.50%, 7/01/35	15,000	15,748,800
Pittsburg Redevelopment Agency, Tax
Allocation Bonds, Refunding,
Subordinate, Los Medanos
Community Project, Series A, 6.50%,
9/01/28	10,000	11,005,300
Pittsburg Unified School District, COP,
6.20%, 9/01/34	10,465	10,613,289
Port of Oakland, RB, Series K, AMT
(NPFGC), 5.88%, 11/01/30	2,950	2,950,501
San Francisco City & County Airports
Commission, RB, Series E:
5.25%, 5/01/32	5,000	5,212,500
6.00%, 5/01/39	24,300	26,425,278
San Francisco City & County Airports
Commission, Refunding RB, Second
Series 34E, AMT (AGM), 5.75%,
5/01/21	8,220	8,811,676
San Francisco City & County
Redevelopment Agency, Special Tax
Bonds, Community Facilities District
No. 6-Mission, Series A:
6.00%, 8/01/21	5,000	5,005,850
6.00%, 8/01/25	2,550	2,529,575
San Francisco Uptown Parking Corp.
California, RB, Union Square (NPFGC),
6.00%, 7/01/20	1,075	1,156,173

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Juan Water District, COP, Series A,
6.00%, 2/01/39	$ 10,000	$ 10,968,100
Santa Margarita Water District
California, Special Tax Bonds,
Refunding, Facilities District No. 99-1,
6.20%, 9/01/20	2,650	2,688,319
State of California, GO, Various Purpose:
6.00%, 3/01/33	10,950	11,605,795
6.50%, 4/01/33	38,000	41,629,380
6.00%, 11/01/39	16,000	16,844,640
Tuolumne Wind Project Authority, RB,
Tuolumne Co. Project, Series A,
5.88%, 1/01/29	16,130	17,463,467
University of California, RB, Series O,
5.25%, 5/15/39	20,695	21,988,024
University of California, Refunding RB,
Series E, 5.00%, 5/15/38	19,575	19,664,653
		341,959,578
Colorado — 1.0%
Colorado Health Facilities Authority, RB,
Catholic Health Initiatives, Series D,
6.25%, 10/01/33	3,520	3,867,670
Colorado Housing & Finance Authority,
RB, S/F Program, Senior Series B-3,
6.55%, 10/01/16	120	124,895
Colorado Housing & Finance Authority,
Refunding RB, S/F Program:
Senior Series A-2, AMT,
7.50%, 4/01/31	160	169,970
Senior Series A-3,
7.35%, 10/01/30	65	68,158
Senior Series C-3, (FHA),
6.75%, 10/01/21	275	297,723
Senior Series C-3, (FHA),
7.15%, 10/01/30	70	71,399
Series B-2, AMT, 7.10%, 4/01/17	45	46,587
Series B-2, AMT, 7.25%, 10/01/31	435	445,997
Series C-2, AMT (FHA),
7.25%, 10/01/31	200	201,154
Elk Valley Public Improvement Corp.,
RB, Public Improvement Fee:
Series A, 7.35%, 9/01/31	7,560	6,950,513
Series B, 7.45%, 9/01/31	760	705,934
Plaza Metropolitan District No. 1
Colorado, Tax Allocation Bonds:
Public Improvement Fee, Tax
Increment, 8.00%, 12/01/25	7,700	7,637,707
Subordinate Public Improvement
Fee, Tax Increment, 8.13%,
12/01/25	1,910	1,802,677
		22,390,384

2 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 0.7%
Connecticut State Development
Authority, RB, Bridgeport, AMT
(AMBAC), 6.15%, 4/01/35	$ 1,250	$ 1,252,275
Connecticut State Health & Educational
Facility Authority, RB, Bridgeport
Hospital, Series A (NPFGC), 6.63%,
7/01/18	1,000	1,003,550
Connecticut State Health & Educational
Facility Authority, Refunding RB,
Eastern Connecticut Health Network,
Series A (Radian) (a):
6.50%, 7/01/10	11,350	11,639,993
6.50%, 7/01/10	695	712
6.63%, 7/01/26	640	640,109
		15,248,684
District of Columbia — 1.6
District of Columbia, RB, Series A, 5.50%,
12/01/30	17,000	18,997,840
District of Columbia Water & Sewer
Authority, RB, Series A:
6.00%, 10/01/35	7,630	8,551,170
5.50%, 10/01/39	6,475	6,951,819
		34,500,829
Florida — 11.0%
Anthem Park Community Development
District, Special Assessment Bonds,
5.80%, 5/01/36 (b)(c)	1,845	1,061,724
Ave Maria Stewardship Community
Development District, Special
Assessment Bonds:
BAN, 4.80%, 11/01/12	1,500	1,357,665
Series A, 5.13%, 5/01/38	1,900	1,404,024
City of Port St. Lucie Florida, RB
(NPFGC), 5.13%, 9/01/36	9,125	9,181,575
County of Escambia Florida, RB,
International Paper Co. Projects,
Series B, 6.25%, 11/01/33	7,500	7,662,075
County of Lee Florida, RB, Series A, AMT
(AGM), 6.00%, 10/01/29	13,000	13,125,840
County of Miami-Dade Florida, Building
Better Communities Program, GO:
Series B, 6.38%, 7/01/28	7,750	8,818,880
Series B-1, 6.00%, 7/01/38	25,000	27,576,750
County of Miami-Dade Florida, RB,
Water & Sewer System (AGM), 5.00%,
10/01/39	25,000	25,081,000
County of Miami-Dade Florida,
Refunding RB:
Miami International Airport, Series
A-1, 5.50%, 10/01/30	8,855	9,183,963
Series C, 6.00%, 10/01/23	20,000	22,586,200
Fiddlers Creek Community Development
District No. 2, Special Assessment
Bonds (b)(c):
Series A, 6.38%, 5/01/35	6,850	2,601,630

	Par
Municipal Bonds	(000)	Value
Florida (continued)
Fiddlers Creek Community Development
District No. 2, Special Assessment
Bonds (b)(c) (concluded):
Series B, 5.75%, 5/01/13	$ 555	$ 210,789
Florida Housing Finance Corp.,
Homeowner Mortgage, Refunding RB,
AMT:
Series 1 (GNMA), 6.00%, 7/01/39	4,635	4,884,734
Series 4 (AGM), 6.25%, 7/01/22	315	326,431
Florida Housing Finance Corp., RB,
Homeowner Mortgage, Series 3, AMT
(NPFGC), 6.35%, 7/01/28	600	616,062
Greater Orlando Aviation Authority
Florida, RB, Special Purpose, JetBlue
Airways Corp., AMT, 6.38%, 11/15/26	1,000	923,400
Harbor Bay Community Development
District Florida, Special Assessment
Bonds, Series A, 7.00%, 5/01/33	935	926,473
Highland Meadows Community
Development District, Special
Assessment Bonds, Special
Assessment, Series A, 5.50%,
5/01/36 (b)(c)	1,090	456,132
Hillsborough County National Gypsum
Co., IDA, RB, AMT:
Series A, 7.13%, 4/01/30	6,000	4,838,340
Series B, 7.13%, 4/01/30	7,750	6,249,522
Jacksonville Economic Development
Commission, Mayo Clinic, RB:
Series A (NPFGC), 5.50%,
11/15/36	1,000	1,017,980
Series B, 5.50%, 11/15/36	2,000	2,035,960
Jacksonville Electric Authority
Florida, RB:
Scherer 4 Project, Series A, 6.00%,
10/01/37	8,225	8,919,190
Sub-Series A, 5.63%, 10/01/32	10,525	11,254,803
Jacksonville Port Authority, RB, AMT
(AGC), 6.00%, 11/01/38	7,820	7,999,313
Lee County Housing Finance Authority,
RB, Multi-County Program, Series A-2,
AMT (GNMA), 6.00%, 9/01/40	665	712,634
Lexington Oaks Community District,
Special Assessment Bonds, Series A,
6.70%, 5/01/33	1,075	1,098,242
Miami-Dade County IDA, RB, Waste
Management Inc. Project, Series 1,
AMT, 7.00%, 12/01/18	2,000	2,040,260
New River Community Development
District, Special Assessment Bonds,
Series B, 5.00%, 5/01/13 (b)(c)	1,000	399,600
Orange County Health Facilities
Authority, RB, The Nemours
Foundation Project, Series A, 5.00%,
1/01/39	13,970	14,047,673

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Orange County School Board, COP,
Series A (AGC), 5.50%, 8/01/34	$ 11,100	$ 11,729,592
Orlando Urban Community Development
District Florida, Special Assessment
Bonds, Capital Improvement, Series A,
6.95%, 5/01/11 (a)	930	988,962
Panther Trace II Community
Development District, Special
Assessment Bonds, Special
Assessment, 5.13%, 11/01/13	9,115	7,366,196
Park Place Community Development
District Florida, Special Assessment
Bonds, 6.75%, 5/01/10 (a)	1,400	1,434,104
Santa Rosa County School Board, COP,
Refunding, Series 2 (NPFGC), 5.25%,
2/01/26	2,000	2,085,460
Sarasota County Public Hospital District,
RB, Sarasota Memorial Hospital
Project, Series A, 5.63%, 7/01/39	14,270	14,625,323
St. Lucie West Services District,
Refunding RB, Senior Lien (NPFGC),
6.00%, 10/01/22	2,000	2,078,420
Sterling Hill Community Development
District, Special Assessment Bonds,
Refunding, Series B, 5.50%,
11/01/10	170	147,866
Tern Bay Community Development
District, Special Assessment Bonds,
Refunding, Series B, 5.00%,
5/01/15 (b)(c)	1,190	355,477
Volusia County IDA, RB, Student
Housing, Stetson University Project,
Series A (CIFG), 5.00%, 6/01/35	1,000	842,410
Watergrass Community Development
District, Special Assessment Bonds,
Series B:
4.88%, 11/01/10	2,470	1,999,959
5.13%, 11/01/14	1,000	568,290
		242,820,923
Georgia — 2.9%
City of Atlanta Georgia, RB, General,
Series B, AMT (NPFGC), 5.63%,
1/01/30	10,000	10,075,500
Fulton County Residential Care Facilities
for the Elderly Authority, Refunding
RB, Canterbury Court Project, Series
A, 6.00%, 2/15/22	2,250	2,127,488
Gainesville & Hall County Hospital
Authority, RB, Northeast Georgia
Healthcare, Series B, 5.13%,
2/15/40	15,250	14,806,530
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Indenture, Series
B (AGM), 5.00%, 7/01/34	17,510	18,243,319

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
Municipal Electric Authority of Georgia,
Refunding RB, Project One, Sub-
Series D, 6.00%, 1/01/23	$ 10,000	$ 11,250,800
Richmond County Development
Authority, RB, Recovery Zone Facility,
International Paper Co., Series B,
6.25%, 11/01/33	3,625	3,703,336
Rockdale County Development
Authority, RB, Visy Paper Project,
Series A, AMT, 6.13%, 1/01/34	5,000	4,480,950
		64,687,923
Illinois — 7.8%
Bolingbrook Special Service Area No. 1,
Special Tax Bonds, Forest City Project,
5.90%, 3/01/27	1,000	796,870
Chicago Transit Authority, RB, Federal
Transit Administration Section 5309,
Series A (AGC), 6.00%, 6/01/26	12,425	14,073,425
City of Chicago Illinois, ARB, General,
Third Lien, Series B-2, AMT (Syncora),
6.00%, 1/01/29	35,500	36,992,420
City of Chicago Illinois, RB, Series A,
AMT (GNMA), 7.15%, 9/01/31	175	179,541
City of Chicago Illinois, Refunding RB,
Second Lien, 5.25%, 11/01/38	12,870	13,383,127
City of Chicago Illinois, Special
Assessment Bonds, Lake Shore East,
6.75%, 12/01/32	2,000	1,887,140
Illinois Finance Authority, RB:
Advocate Health Care Network,
Series D, 6.50%, 11/01/38	5,700	6,290,520
Community Rehabilitation Providers
Facilities, Series A, 6.50%, 7/01/22	3,140	3,145,338
Roosevelt University Project, 6.50%,
4/01/39	8,300	8,650,924
Rush University Medical Center
Obligation Group, Series A, 7.25%,
11/01/30	6,900	7,762,155
Rush University Medical Center
Obligation Group, Series B, 7.25%,
11/01/30	5,280	5,939,736
Rush University Medical Center,
Series C, 6.38%, 11/01/29	2,860	3,055,853
University of Chicago, Series B,
6.25%, 7/01/38	20,000	22,683,000
Illinois Finance Authority, Refunding RB,
Series A:
Northwestern Memorial Hospital,
6.00%, 8/15/39	9,200	9,952,652
OSF Healthcare System, 7.00%,
11/15/27	3,335	3,494,947
OSF Healthcare System, 7.13%,
11/15/35	1,725	1,808,542

4 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
State of Illinois, GO, First Series
(NPFGC) (a):
5.75%, 12/01/10	$ 8,890	$ 9,209,951
5.75%, 12/01/10	3,745	3,879,782
5.75%, 12/01/10	4,000	4,143,960
State of Illinois, RB, 6.00%, 6/15/20	3,000	3,028,410
Town of Cicero Illinois, GO, Refunding,
Corporate Purpose (NPFGC), 6.00%,
12/01/28	1,450	1,467,936
Village of Hodgkins Illinois, RB, MBM
Project, AMT, 6.00%, 11/01/23	10,000	10,005,000
Village of Wheeling Illinois, Tax
Allocation Bonds, North
Milwaukee/Lake-Cook TIF Project,
6.00%, 1/01/25	1,540	1,399,537
		173,230,766
Indiana — 2.8%
Indiana Finance Authority, RB, Trinity
Health, Series A, 5.63%, 12/01/38	10,000	10,489,400
Indiana Finance Authority, Refunding
RB, Duke Energy Indiana Project,
Series B, 6.00%, 8/01/39	8,335	9,021,054
Indiana Municipal Power Agency, RB,
Indiana Municipal Power Agency,
Series B, 6.00%, 1/01/39	10,500	11,235,840
Indianapolis Local Public Improvement
Bond Bank, Refunding RB,
Waterworks Project, Series A (AGC),
5.50%, 1/01/38	30,125	32,236,762
		62,983,056
Kansas — 0.2%
City of Wichita Kansas, Refunding RB,
Facilities, Series III, 6.25%, 11/15/19	2,500	2,596,800
Sedgwick & Shawnee Counties Kansas,
RB, Mortgage-Backed Securities,
Series A1, AMT (GNMA), 6.95%,
6/01/29	870	932,483
		3,529,283
Kentucky — 0.3%
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	6,020	6,007,298
Louisiana — 0.3%
Louisiana HFA, RB, S/F, Series D-2, AMT
(GNMA), 5.80%, 6/01/20	220	227,203
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp. Projects, 6.75%,
11/01/32	3,500	3,638,390

	Par
Municipal Bonds	(000)	Value
Louisiana (concluded)
Rapides Finance Authority Louisiana,
RB, International Paper Co. Project,
Series A, AMT, 6.55%, 11/15/23	$ 2,000	$ 2,018,460
		5,884,053
Maryland — 0.7%
Maryland Community Development
Administration, HRB, Series B, AMT,
6.15%, 1/01/21	1,000	1,001,190
Maryland Community Development
Administration, RB, Waters Landing II
Apartments, Series A, AMT, 5.88%,
8/01/33	1,000	1,020,930
Maryland EDC, RB:
Term Project, Series B, 5.75%,
6/01/35	1,500	1,524,105
Transportation Facilities Project,
Series A, 5.75%, 6/01/35	2,350	2,387,765
Maryland Health & Higher Educational
Facilities Authority, Refunding RB,
University of Maryland Medical
System, 5.00%, 7/01/34	10,325	10,266,767
		16,200,757
Massachusetts — 1.6%
Massachusetts Educational Financing
Authority, Refunding RB, Issue E, AMT
(AMBAC), 5.85%, 7/01/14	30	30,046
Massachusetts HFA, RB, Series B,
7.00%, 12/01/38	5,000	5,573,050
Massachusetts Health & Educational
Facilities Authority, RB (AMBAC),
6.55%, 6/23/22	6,350	6,524,434
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	23,850	23,559,030
		35,686,560
Michigan — 2.5%
County of Wayne Michigan, GO, Building
Improvement, Series A, 6.75%,
11/01/39	2,190	2,289,317
Eastern Michigan University, Refunding
RB, General (AMBAC), 6.00%,
6/01/24	415	421,843
Flint Hospital Building Authority
Michigan, Refunding RB, Hurley
Medical Center, 6.00%, 7/01/20	2,825	2,751,013
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I:
6.00%, 10/15/38	10,875	11,701,282
6.25%, 10/15/38	6,250	6,832,813
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Henry Ford Health, 5.75%, 11/15/39	10,295	10,037,007

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority
Michigan, William Beaumont Hospital,
Refunding RB:
8.25%, 9/01/39	$ 15,195	$ 17,867,041
Series W, 6.00%, 8/01/39	2,740	2,747,480
		54,647,796
Minnesota — 0.5%
City of Eden Prairie Minnesota, RB,
Rolling Hills Project, Series A (GNMA),
6.15%, 8/20/31	1,000	1,063,950
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services, Series A, 6.75%, 11/15/32	4,800	5,328,960
City of St. Cloud Minnesota, Refunding
RB, St. Cloud Hospital Obligation
Group, Series A (AGM), 6.25%,
5/01/20	1,000	1,013,030
Minneapolis & St. Paul Metropolitan
Airports Commission, RB, Sub-Series
D, AMT (NPFGC):
5.75%, 1/01/12	470	484,363
5.75%, 1/01/14	470	481,294
5.75%, 1/01/15	2,060	2,103,136
Ramsey County Housing &
Redevelopment Authority Minnesota,
RB, Hanover Townhouses Project,
AMT, 6.00%, 7/01/31	1,110	1,119,835
		11,594,568
Mississippi — 0.1%
County of Warren Mississippi, Refunding
RB, International Paper Co. Project,
Series B, AMT, 6.75%, 8/01/21	1,700	1,718,139
Missouri — 0.0%
City of Fenton Missouri, Tax Allocation
Bonds, Refunding, Gravois Bluffs
Redevelopment Project, 5.00%,
4/01/14	1,000	1,048,040
Montana — 0.4%
City of Forsyth Montana, RB, Portland,
General, Series A, 5.00%, 5/01/33	9,700	9,777,891
Multi-State — 0.1%
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (d)(e)	1,948	1,806,232
Nevada — 4.4%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	10,000	10,991,300
City of Reno Nevada, Special
Assessment Bonds, Somerset
Parkway, 6.63%, 12/01/22	1,770	1,625,568

	Par
Municipal Bonds	(000)	Value
Nevada (concluded)
Clark County Water Reclamation
District, GO, Series B, 5.75%,
7/01/38	$ 26,000	$ 28,600,260
County of Clark Nevada, RB, Series B,
5.75%, 7/01/42	37,400	39,187,346
County of Clark Nevada, Special
Assessment Bonds, Special
Improvement District No. 142, Local
Improvement, 6.38%, 8/01/23	1,470	1,380,124
Nevada Housing Division, RB, Multi-Unit
Housing, Series A, AMT (FHLMC),
6.30%, 4/01/32	4,950	4,953,910
Sparks Redevelopment Agency Nevada,
Tax Allocation Bonds, Refunding,
Series A (Radian):
6.00%, 1/15/15	3,110	3,123,062
6.00%, 1/15/23	6,315	6,313,990
		96,175,560
New Hampshire — 0.1%
New Hampshire Business Finance
Authority, Refunding RB, Public
Service Co. of New Hampshire Project,
Series C (NPFGC), 5.45%, 5/01/21	2,000	2,048,840
New Jersey — 0.7%
New Jersey EDA, RB, Cedar Crest Village
Inc. Facility, Series A, 7.25%,
11/15/11 (a)	3,300	3,674,913
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B:
7.13%, 12/01/23	1,870	2,116,672
7.50%, 12/01/32	7,200	8,098,128
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, Series
B (AGM), 6.25%, 11/01/26	640	640,717
		14,530,430
New Mexico — 0.1%
County of Santa Fe New Mexico, RB
(AGM), 6.00%, 2/01/27	250	287,335
New Mexico Mortgage Finance
Authority, RB, S/F Mortgage Program,
Series D, AMT (FNMA), 6.15%,
7/01/35	1,970	2,101,438
		2,388,773
New York — 6.1%
City of New York New York, GO,
Refunding, Series A:
6.00%, 5/15/10 (a)	6,540	6,651,115
Series B, (NPFGC), 5.88%, 8/01/15	1,300	1,334,554
Series E-1, 6.25%, 10/15/28	7,600	8,850,428
(Syncora), 6.00%, 5/15/21	60	60,753

6 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Long Island Power Authority, Refunding
RB, General, Series A, 6.00%,
5/01/33	$ 40,800	$ 45,935,904
Metropolitan Transportation Authority,
RB, Series 2008C, 6.50%, 11/15/28	17,420	20,060,698
New York City Housing Development
Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,783,535
6.88%, 11/01/38	5,700	6,372,771
New York City Industrial Development
Agency, RB:
British Airways Plc Project, AMT,
7.63%, 12/01/32	3,500	3,440,255
Special Needs Facilities Pooled
Program, Series C-1, 6.00%,
7/01/12	1,945	1,929,109
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	13,900	15,648,759
New York State Dormitory Authority,
Refunding RB, Series A:
Mount Sinai Health, 6.50%,
7/01/16	2,410	2,452,344
Mount Sinai Health, 6.50%,
7/01/25	1,680	1,703,083
State University Educational
Facilities, 7.50%, 5/15/13	3,000	3,502,560
Oneida County Industrial Development
Agency New York, RB, Civic Facility,
Faxton Hospital, Series C (Radian),
6.63%, 1/01/15	2,285	2,312,877
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.50%, 1/01/13 (a)	8,095	9,185,882
Westchester County Industrial
Development Agency New York, RB,
Special Needs Facilities Pooled
Program, Series E-1, 6.00%, 7/01/12	435	431,446
		134,656,073
North Carolina — 2.2%
Charlotte-Mecklenburg Hospital
Authority, Refunding RB, Carolinas
Healthcare, Series A, 5.25%, 1/15/34	6,725	6,895,748
Columbus County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, International
Paper Co. Projects, Series B, 6.25%,
11/01/33	3,000	3,064,830
North Carolina Capital Facilities Finance
Agency, RB, Duke University Project,
Series B, 5.00%, 10/01/38	15,000	15,765,300
North Carolina HFA, RB,
Homeownership Ownership, Series
9A, AMT, 5.80%, 1/01/20	3,275	3,382,223

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
North Carolina Medical Care
Commission, RB, First Mortgage:
Forest at Duke Project, 6.38%,
9/01/12 (a)	$ 1,000	$ 1,118,710
Givens Estates Project, Series A,
6.50%,
7/01/13 (a)	2,500	2,925,775
North Carolina Baptist Hospital,
5.00%, 6/01/34	12,950	12,877,221
Presbyterian Homes Project, 6.88%,
10/01/10 (a)	2,500	2,606,300
		48,636,107
Ohio — 1.8%
County of Montgomery Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.50%, 5/01/34	21,850	22,882,413
Ohio Air Quality Development Authority,
RB, Ohio Power, AMT, 7.13%,
6/01/41	7,000	7,063,420
Ohio HFA, Refunding RB, Residential
Mortgage Backed, Series C, AMT
(GNMA), 5.90%, 9/01/35	650	673,621
Ohio State Water Development
Authority, Refunding RB, FirstEnergy,
Series A, 5.88%, 6/01/33	8,300	9,011,725
		39,631,179
Oregon — 0.0%
City of Portland Oregon, HRB, Lovejoy
Station Apartments Project, AMT
(NPFGC), 5.90%, 7/01/23	500	501,380
Oregon State Housing & Community
Services Department, Refunding RB,
S/F Mortgage Program, Series A:
6.40%, 7/01/18	15	15,027
AMT, 6.20%, 7/01/27	15	15,014
		531,421
Pennsylvania — 3.9%
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	8,975	8,932,817
Cumberland County Municipal Authority,
Refunding RB, Diakon Lutheran,
6.50%, 1/01/39	2,245	2,251,353
Dauphin County General Authority,
Refunding RB, Pinnacle Health
System Project, Series A:
6.00%, 6/01/29	7,075	7,425,071
6.00%, 6/01/36	2,750	2,849,715
Delaware County IDA Pennsylvania,
Refunding RB, Resource Recovery
Facility, Series A, 6.10%, 7/01/13	6,755	6,762,093

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Lancaster County Hospital Authority, RB,
Brethren Village Project, Series A:
6.25%, 7/01/26	$ 1,160	$ 1,119,748
6.50%, 7/01/40	1,000	939,720
Pennsylvania Economic Development
Financing Authority, RB:
Allegheny Energy Supply Co., 7.00%,
7/15/39	10,000	11,117,000
American Water Co. Project, 6.20%,
4/01/39	2,475	2,656,616
Pennsylvania HFA, Refunding RB, S/F
Mortgage, Series 62A, AMT, 5.45%,
10/01/29	3,000	3,001,260
Philadelphia Authority for Industrial
Development, RB, Commercial
Development, AMT, 7.75%, 12/01/17	1,265	1,266,341
Philadelphia Redevelopment Authority,
RB, Neighborhood Transformation,
Series A (NPFGC), 5.30%, 4/15/26	36,210	36,859,245
Sayre Health Care Facilities Authority,
Refunding RB, Guthrie Health, Series
A, 5.88%, 12/01/31	1,085	1,099,691
		86,280,670
Puerto Rico — 1.9%
Commonwealth of Puerto Rico, GO,
Refunding, Public improvement,
Series B, 6.50%, 7/01/37	15,000	16,358,550
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, Hospital De La Concepcion, Series
A, 6.13%, 11/15/25	4,000	4,111,040
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	20,000	22,436,000
		42,905,590
Rhode Island — 0.9%
Rhode Island EDC, RB, Senior Note
Obligation, Providence Place Mall
(Radian), 6.13%, 7/01/20	1,000	971,840
Rhode Island Health & Educational
Building Corp., RB, Hospital Financing,
LifeSpan Obligation, Series A (AGC),
7.00%, 5/15/39	6,250	7,164,125
Rhode Island Health & Educational
Building Corp., Refunding RB, Public
Schools Financing Program, Series E
(AGC), 6.00%, 5/15/29	11,070	12,152,867
		20,288,832
South Carolina — 0.4%
Medical University Hospital Authority,
Refunding RB, Series A (a):
6.38%, 8/15/12	5,400	6,067,278

	Par
Municipal Bonds	(000)	Value
South Carolina (concluded)
Medical University Hospital Authority,
Refunding RB, Series A (a)
(concluded):
6.50%, 8/15/12	$ 2,450	$ 2,759,901
		8,827,179
Tennessee — 1.4%
Chattanooga IDB Tennessee, RB
(AMBAC):
5.75%, 10/01/17	4,485	4,570,529
5.75%, 10/01/18	3,740	3,805,487
Memphis-Shelby County Airport
Authority, RB, AMT:
Series B, 5.75%, 7/01/25	2,000	2,073,500
Series D (AMBAC), 6.00%, 3/01/24	715	722,250
Rutherford County Health & Educational
Facilities Board, RB, Ascension Health
Senior Credit Group, 5.00%,
11/15/40	12,380	12,463,937
Shelby County Health Educational &
Housing Facilities Board, Refunding
RB, Methodist Healthcare (a):
6.50%, 9/01/12	4,380	4,936,435
6.50%, 9/01/12	2,920	3,290,957
		31,863,095
Texas — 9.4%
Austin Texas Convention Enterprises
Inc., RB, First Tier, Series A (a):
6.60%, 1/01/11	5,300	5,543,323
6.70%, 1/01/11	2,300	2,407,318
Bexar County Health Facilities
Development Corp. Texas, Refunding
RB, Army Retirement Residence
Project, 6.30%, 7/01/12 (a)	1,750	1,954,943
Brazos River Authority, Refunding RB,
TXU Electric Co. Project, Series C,
AMT, 5.75%, 5/01/36	20,000	19,250,000
Brazos River Harbor Navigation District,
Refunding RB, Dow Chemical Co.
Project, Series A7, AMT, 6.63%,
5/15/33	4,030	4,093,190
Central Texas Housing Finance Corp.,
RB, AMT (GNMA), 8.20%, 6/28/17	105	109,568
City of Houston Texas, RB, AMT:
Special Facilities, Continental
Airlines, Series E, 7.00%, 7/01/29	2,000	2,002,160
Subordinate Lien, Series A (AGM),
5.63%, 7/01/30	1,050	1,050,567
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	23,900	27,286,630
City of Webster Texas, GO, Series A
(AGM), 6.00%, 3/01/21	805	806,642
County of Montgomery Texas, GO,
Series 08-B, 5.13%, 3/01/31	5,000	5,264,800

8 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport
Facilities Improvement Corp., RB,
Series A, AMT (NPFGC), 6.00%,
11/01/24	$ 30,000	$ 30,038,100
Dallas-Fort Worth International Airport
Facilities Improvement Corp.,
Refunding RB, American Airlines Inc.
Project, AMT, 5.50%, 11/01/30	5,000	3,428,500
Gregg County Health Facilities
Development Corp. Texas, RB, Good
Shepherd Medical Center Project
(Radian) (a):
6.38%, 10/01/10	3,500	3,632,755
6.88%, 10/01/10	1,000	1,040,400
Gulf Coast Waste Disposal Authority,
Refunding RB, Series A, AMT, 6.10%,
8/01/24	4,000	3,979,960
Harris County Cultural Education
Facilities Finance Corp., Refunding
RB, St. Luke's, 5.63%, 2/15/25	10,000	10,552,800
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, B, 7.25%, 12/01/35	3,900	4,376,502
La Vernia Higher Education Finance
Corp., RB, KIPP Inc., 6.25%, 8/15/39	1,000	1,027,010
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	7,300	7,847,792
North Texas Tollway Authority, RB, Toll,
Second Tier, Series F, 6.13%,
1/01/31	32,000	33,695,360
Port of Bay City Authority Texas, RB,
Hoechst Celanese Corp. Project, AMT,
6.50%, 5/01/26	7,495	7,241,069
Sabine River Authority Texas, Refunding
RB, TXU Electric Co. Project, Series B,
AMT, 5.75%, 5/01/30	5,000	4,812,500
Southeast Texas Housing Finance Corp.,
RB, Series B, AMT (GNMA), 8.50%,
11/01/25	30	30,579
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Northwest Senior Housing,
Edgemere Project, Series A:
6.00%, 11/15/26	2,200	2,053,062
6.00%, 11/15/36	3,000	2,639,760
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
Note Mobility, 6.88%, 12/31/39	20,350	21,154,029
		207,319,319
Utah — 0.6%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	13,250	13,166,128

	Par
Municipal Bonds	(000)	Value
Virginia — 0.8%
King George County IDA Virginia, RB,
Waste Management Inc. Project,
Series A, AMT, 6.00%, 6/01/23	$ 2,700 $	2,707,344
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	15,000	15,117,600
		17,824,944
Washington — 0.8%
Seattle Housing Authority Washington,
HRB, Replacement Housing Projects,
6.13%, 12/01/32	4,445	4,071,487
Seattle Housing Authority Washington,
RB, Newholly Project, AMT, 6.25%,
12/01/35	2,750	2,306,260
Washington Health Care Facilities
Authority, Refunding RB, Catholic
Health Initiatives, Series D, 6.38%,
10/01/36	10,000	10,942,700
		17,320,447
Wisconsin — 2.2%
State of Wisconsin, Refunding RB,
Series A, 6.00%, 5/01/36	21,000	23,128,980
Wisconsin Health & Educational
Facilities Authority, RB, SynergyHealth
Inc., 6.00%, 11/15/23	5,240	5,418,108
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	18,565	18,482,757
Wisconsin Housing & EDA, RB, Series C,
AMT, 6.00%, 9/01/36	535	571,856
		47,601,701
Wyoming — 0.5%
County of Sweetwater Wyoming,
Refunding RB, Idaho Power Co.
Project, 5.25%, 7/15/26	10,000	10,500,000
Total Taxable Municipal Bonds – 91.0% 2,010,234,943
Municipal Bonds Transferred to Tender
Option Bond Trust (f)
California — 4.8%
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40 (g)	19,510	19,665,689
Metropolitan Water District of Southern
California, RB, Series A (AGM), 5.00%,
7/01/30	4,999	10,325,150
Metropolitan Water District of Southern
California, Refunding RB, Series C,
5.00%, 7/01/35	13,375	14,030,616

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trust (f)	(000)	Value
California (concluded)
San Diego Community College District
California, GO (AGM):
Election of 2002, 5.00%, 5/01/30	$ 20,000 $	20,458,200
Election of 2006, 5.00%, 8/01/32	18,000	18,364,140
San Francisco City & County Public
Utilities Commission, Refunding RB,
Series A, 5.13%, 11/01/39	23,000	23,890,330
		106,734,125
Indiana — 0.9%
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	20,640	20,824,728
New York — 1.4%
New York State Environmental Facilities
Corp., Refunding RB, Revolving Funds,
New York City Municipal Water
Project, Series K, 5.00%, 6/15/12	30,000	30,676,500
Pennsylvania — 0.9%
Pennsylvania HFA, Refunding RB, Series
105C, 5.00%, 10/01/39	19,470	19,766,139
Texas — 0.9%
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A
(NPFGC), 5.13%, 5/15/28	20,000	20,700,200
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 8.9%		198,701,692
Total Long-Term Investments
(Cost – $2,139,371,315) – 99.9% 2,208,936,635
Short-Term Securities	Shares
Money Market Fund – 3.0%
FFI Institutional Tax-Exempt Fund,
0.25% (h)(i)	64,813,741	64,813,741
	Par
	(000)
New Jersey – 0.6%
City of Jersey City New Jersey, GO,
Refunding, 5.40%, 6/25/10	$ 13,790	13,837,374
Total Short-Term Securities
(Cost – $78,616,431) – 3.6%		78,651,115
Total Investments
(Cost – $2,217,987,746*) – 103.5%		2,287,587,750
Other Assets Less Liabilities – 0.9%		19,700,093
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (4.4)%		(97,036,523)
Net Assets – 100.0%	$ 2,210,251,320

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 2,126,773,729
Gross unrealized appreciation	$ 89,902,468
Gross unrealized depreciation	(26,080,943)
Net unrealized appreciation	$ 63,821,525

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Non-income producing security.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at maturity.
(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(g) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Depreciation
Siebert, Brandford,
Shank & Co., LLC	$ 19,665,689$	(15,414)

(h) Investments in companies considered to be an affiliate of the Fund, for

	purposes of Section 2(a)(3) of the Investment Company Act of 1940,
	were _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ as _ _ _ _ _ _ _ follows: _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _
	Net
	Affiliate _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ Activity _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ Income _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _
	FFI Institutional Tax-Exempt Fund $ (19,841,098) $	143,933
(i)	Represents the current yield as of report date.

10 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (concluded)

BlackRock National Municipal Fund

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation
Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments [1]	-	$ 2,208,936,635	--	$2,208,936,635
Short-Term
Securities	$ 64,813,741	13,837,374	--	78,651,115
Total	$ 64,813,741	$ 2,222,774,009	--	$2,287,587,750

1See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)

	Par
Municipal Bonds	(000)	Value
Alaska — 1.5%
City of Anchorage Alaska, GO, General
Purpose, Series A (NPFGC) (a):
5.13%, 9/01/10	$ 3,435	$ 3,503,941
5.38%, 9/01/10	3,575	3,650,468
City of Anchorage Alaska, GO,
Refunding, Series B (NPFGC), 5.50%,
7/01/11	8,885	9,426,274
		16,580,683
Arizona — 2.1%
Arizona State Transportation Board, RB,
Maricopa County Regional Area Road,
5.00%, 7/01/12	3,250	3,535,415
Phoenix Civic Improvement Corp., RB,
Junior Lien (NPFGC), 5.00%, 7/01/10	2,600	2,629,510
Salt River Project Agricultural
Improvement & Power District,
Refunding RB, Series A, 5.00%,
1/01/12	3,160	3,384,992
Yavapai County IDA Arizona, RB, Waste
Management Inc. Project, AMT,
4.00%, 6/01/27 (b)	9,500	9,516,245
Yavapai County IDA, RB, Waste
Management Inc. Project, Series A,
AMT, 2.88%, 3/01/28 (b)	5,000	5,008,850
		24,075,012
California — 3.1%
California Infrastructure & Economic
Development Bank, Refunding RB,
J. Paul, Series A-4, 1.65%,
10/01/47 (b)	5,500	5,547,300
California Statewide Communities
Development Authority, RB, Kaiser
Permanente, Series A, 5.00%,
4/01/13	5,000	5,398,250
City & County of San Francisco
California, GO, Refunding,
Series 2008-R1, 5.00%, 6/15/11	5,000	5,262,650
San Francisco City & County Airports
Commission, Refunding RB:
Second Series A-1, AMT, 5.50%,
5/01/19 (b)	5,000	5,020,100
Second Series B, 0.75%, 9/15/10	3,000	3,003,630

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
State of California, GO, Series A, 5.00%,
7/01/11	$ 10,000	$ 10,508,400
		34,740,330
Colorado — 0.9%
Adams 12 Five Star Schools, GO,
Refunding, Series A (AGM), 5.00%,
12/15/11	4,190	4,494,529
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series B, 5.00%, 7/01/39 (b)	5,000	5,395,550
		9,890,079
Connecticut — 5.2%
Connecticut Municipal Electric Energy
Cooperative, Refunding RB, Series A
(AGC), 5.00%, 1/01/14	2,115	2,366,643
Connecticut State Development
Authority, RB, Connecticut Light &
Power, Series A, AMT, 1.40%,
4/01/10	12,600	12,600,000
Connecticut State Health & Educational
Facility Authority, RB, Yale University,
Series A-3, 4.00%, 7/01/49 (b)	6,250	6,743,375
State of Connecticut, GO, Economic
Recovery, Series A, 5.00%, 1/01/13	16,500	18,153,135
State of Connecticut, RB, Transportation
Infrastructure, Series A, 2.50%,
12/01/10	15,275	15,479,379
State of Connecticut, Refunding RB,
Transportation Infrastructure,
Series B, 2.50%, 12/01/10	3,215	3,258,017
		58,600,549
Delaware — 2.3%
State of Delaware, GO, Refunding:
5.00%, 3/01/11	10,000	10,420,800
Series 2009C, 5.00%, 10/01/13	7,700	8,694,301
University of Delaware, RB, Series A,
2.00%, 11/01/37 (b)	4,000	4,041,600
University of Delaware, Refunding RB,
Series B, 2.00%, 11/01/10	3,375	3,409,155
		26,565,856

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	PSF-GTD	Permanent School Fund Guaranteed
BAN	Bond Anticipation Notes	PCRB	Pollution Control Revenue Bonds
COP	Certificates of Participation	RB	Revenue Bonds
EDC	Economic Development Corp.	TECP	Tax-Exempt Commercial Paper
FGIC	Financial Guaranty Insurance Co.	TRAN	Tax Revenue Anticipation Notes
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

1

Schedule of Investments (continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
District of Columbia — 0.4%
Metropolitan Washington Airports
Authority, Refunding RB, Series A,
AMT (AMBAC), 5.00%, 10/01/10	$ 4,665	$ 4,759,839
Florida — 4.8%
Florida Hurricane Catastrophe Fund
Finance Corp., RB, Series A, 5.00%,
7/01/10	7,000	7,081,200
Florida State Board of Education, GO,
Refunding:
Cap Outlay, Series D, 5.00%,
6/01/11	7,445	7,830,130
Public Education, Series C, 5.00%,
6/01/12	5,000	5,424,850
Public Education, Series G
(NPFGC), 5.25%, 6/01/11	5,600	5,901,896
Florida State Department of
Environmental Protection, RB, Florida
Forever, Series A, 5.00%, 7/01/13	4,675	5,166,155
Florida State Department of
Environmental Protection, Refunding
RB:
Florida Forever, Series B, (NPFGC),
5.00%, 7/01/10	1,500	1,517,235
Series C, 4.00%, 7/01/12	8,500	9,013,995
Florida State Department of
Transportation, Refunding RB,
Department of Transportation,
Series A, 5.00%, 7/01/10	3,000	3,034,650
Jacksonville Electric Authority Florida,
RB, Issue Three, Series One, 4.00%,
10/01/11	2,320	2,434,214
Jacksonville Electric Authority Florida,
Refunding RB, Issue Two, 17th Series,
5.25%, 10/01/12	5,000	5,303,250
Miami-Dade County Educational
Facilities Authority Florida, RB,
Series A (AMBAC), 5.75%,
4/01/10 (a)	2,020	2,040,200
		54,747,775
Georgia — 3.8%
Burke County Development Authority,
RB, Georgia Power Co. Plant Vogtle
Project, 5th Series, 4.38%,
10/01/32 (b)	4,000	4,000,000
Burke County Development Authority,
Refunding RB, Georgia Power Co.
Plant Vogtle Project, 5.05%,
11/01/48 (b)	6,000	6,384,660
De Kalb County School District, GO,
5.00%, 2/01/11	1,000	1,038,340
Henry County School District, GO,
Series A, 5.00%, 4/01/11	15,000	15,684,900
Private Colleges & Universities
Authority, Refunding RB, Emory
University, Series A, 5.25%, 9/01/11	10,280	10,956,116

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
State of Georgia, GO, Series G, 4.00%,
11/01/11	$ 5,000	$ 5,270,150
		43,334,166
Hawaii — 0.8%
State of Hawaii, GO, Series CU (NPFGC),
5.55%, 10/01/10 (a)	4,960	5,090,746
State of Hawaii, Refunding RB, Series B,
AMT, 5.00%, 7/01/13 (c)	4,000	4,307,520
		9,398,266
Illinois — 0.9%
Illinois Finance Authority, Refunding RB,
University of Chicago, Series A,
5.25%, 7/01/11 (a)	5,000	5,340,650
State of Illinois, GO, First Series
(NPFGC), 5.13%, 10/01/12	5,000	5,393,400
		10,734,050
Indiana — 1.6%
Indiana Bond Bank, RB, State Revolving
Fund Program (a):
5.60%, 8/01/10	4,500	4,624,335
Series A, 5.60%, 8/01/10	3,000	3,082,890
Series B, 5.30%, 8/01/10	4,750	4,876,492
Indiana Health Facility Financing
Authority, RB, Ascension Health Credit
Group (b):
Series A1, 3.63%, 11/15/36	4,135	4,271,083
Series A3, 5.00%, 11/01/27	1,000	1,048,400
		17,903,200
Iowa — 0.2%
Iowa Higher Education Loan Authority,
RB, Private College Facility:
4.00%, 12/01/12	1,500	1,617,495
4.00%, 12/01/13	1,150	1,258,341
		2,875,836
Kansas — 0.5%
Kansas State Department of
Transportation, Refunding RB,
Series A, 5.00%, 9/01/12	5,000	5,487,150
Kentucky — 0.6%
Kentucky Asset Liability Commission,
Refunding RB, Project Notes, Series A
(AMBAC), 5.00%, 7/15/10	2,000	2,025,720
Kentucky Economic Development
Finance Authority, Refunding RB,
Baptist Healthcare System, Series A,
5.00%, 8/15/12	2,650	2,852,619

2 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Kentucky (concluded)
Kentucky State Property & Buildings
Commission, Refunding RB, Project
No. 87 (NPFGC), 5.00%, 3/01/12	$ 2,000	$ 2,147,600
		7,025,939
Louisiana — 1.1%
State of Louisiana, GO, Refunding,
Series B, 5.00%, 4/15/12	4,220	4,554,309
State of Louisiana, GO, Series A, 5.00%,
5/01/13	7,075	7,830,539
		12,384,848
Maine — 1.9%
Maine Municipal Bond Bank, RB:
Series D, 5.00%, 11/01/12	1,460	1,610,248
TransCap Program, Series A, 2.50%,
9/01/10	5,715	5,767,464
Maine Municipal Bond Bank, Refunding
RB, Series F:
3.00%, 11/01/10	7,670	7,793,027
4.00%, 11/01/11	6,000	6,321,240
		21,491,979
Maryland — 3.6%
County of Baltimore Maryland, GO,
Refunding, Metropolitan District,
4.00%, 8/01/11	2,525	2,643,523
State of Maryland, GO, Refunding, State
and Local Facilities Loan, First
Series B, 5.25%, 2/15/12	8,980	9,722,736
State of Maryland, GO, State & Local
Facilities Loan:
First Series, 5.00%, 3/15/13	10,740	11,942,772
Second Series, 5.00%, 8/01/10	7,770	7,892,766
Second Series, 5.00%, 7/15/11	3,815	4,035,202
University System of Maryland,
Refunding RB, Auxiliary Facility &
Tuition, Series C, 4.00%, 10/01/11	4,695	4,933,741
		41,170,740
Massachusetts — 1.6%
Commonwealth of Massachusetts, GO,
Consolidated Loan, Series A, 5.00%,
8/01/12	1,180	1,288,088
Massachusetts Bay Transportation
Authority, Refunding RB, General
Transportation System, Series A
(FGIC), 5.80%, 3/01/12	3,745	4,088,903
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Health, Series C, 5.75%,
7/01/11 (a)	7,600	8,159,056

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Route 3 North Transit Improvement
Association Massachusetts, RB
(NPFGC), 5.63%, 6/15/10 (a)	$ 4,640	$ 4,690,994
		18,227,041
Michigan — 0.8%
City of Detroit Michigan, RB, Second
Lien, Series B (FGIC), 5.50%,
7/01/11 (a)	5,000	5,354,200
State of Michigan, Refunding RB,
Series B (AGM), 5.00%, 9/01/10	4,120	4,196,302
		9,550,502
Minnesota — 2.1%
State of Minnesota, GO:
5.00%, 8/01/11	3,675	3,892,744
Highway & Various Purpose, 5.00%,
8/01/11	2,900	3,071,825
Series H, 5.00%, 11/01/12	15,000	16,547,700
		23,512,269
Missouri — 0.9%
Missouri State Health & Educational
Facilities Authority, RB, Ascension
Health, Series C2, 0.37%,
11/15/39 (b)	10,000	9,987,500
Nebraska — 0.4%
Central Plains Energy Project, RB,
Project No. 1, 0.55%, 12/01/10 (b)	1,225	1,221,631
Nebraska Public Power District,
Refunding RB, General, Series B-1
(NPFGC), 5.00%, 1/01/14	3,000	3,333,840
		4,555,471
Nevada — 2.3%
Clark County School District, GO,
Refunding:
Limited Tax, Series B, 4.00%,
6/15/11	10,000	10,361,400
Series B (NPFGC), 5.00%, 6/15/12	6,000	6,474,600
County of Clark Nevada, GO, Refunding,
Public Safety, Series A (AGM), 5.00%,
6/01/11	6,345	6,665,994
Truckee Meadows Water Authority, RB,
Series A (AGM), 5.13%, 7/01/11 (a)	2,590	2,736,723
		26,238,717
New Hampshire — 0.1%
State of New Hampshire, GO,
Refunding, Capital Improvement,
Series B, 4.00%, 3/01/12	1,000	1,060,230
New Jersey — 2.3%
Gloucester County Improvement
Authority, Refunding RB, Waste
Management Inc. Project, Series A,
2.63%, 12/01/29 (b)	4,625	4,637,395

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

3

Schedule of Investments (continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey Building Authority,
Refunding RB, Series B (AMBAC),
5.25%, 12/15/10	$ 4,790	$ 4,949,746
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A, 5.75%, 6/15/11 (d)	3,000	3,185,880
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series B
(NPFGC), 5.25%, 12/15/12	4,990	5,499,180
State of New Jersey, GO, Refunding,
4.00%, 8/01/12	7,115	7,601,381
		25,873,582
New Mexico — 1.1%
New Mexico Finance Authority,
Refunding RB, Senior Lien, Series A:
5.00%, 6/15/11	4,000	4,212,960
5.00%, 6/15/13	8,000	8,915,280
		13,128,240
New York — 7.8%
City of New York New York, GO,
Refunding:
Series B, 5.25%, 8/01/11	4,000	4,244,440
Series H, 5.00%, 8/01/12	3,400	3,694,950
County of Westchester New York, GO,
Series B, 3.00%, 6/01/12	8,785	9,203,693
Metropolitan Transportation Authority,
RB, Transportation, Series B, 5.00%,
11/15/16 (b)	4,000	4,274,560
New York City Transitional Finance
Authority, RB, Series C, 5.50%,
2/15/12	6,000	6,504,720
New York City Transitional Finance
Authority, Refunding RB, Future Tax
Secured, Sub-Series D-2, 5.00%,
11/01/12	20,315	22,346,906
New York State Dormitory Authority,
Refunding RB, Series B, 5.25%,
11/15/23 (b)	6,000	6,466,320
New York State Environmental Facilities
Corp., RB, Waste Management Inc.
Project, Series A, 2.50%, 7/01/17 (b)	5,000	4,998,700
New York State Local Government
Services Corp., Refunding RB, Senior
Lien, Series A, 5.00%, 4/01/11	3,000	3,137,580
New York State Thruway Authority, RB,
BAN:
3.00%, 7/15/11	2,860	2,948,918
4.00%, 7/15/11	9,000	9,395,190
New York State Thruway Authority,
Refunding RB, Series A, 5.00%,
4/01/12	5,000	5,389,850

	Par
Municipal Bonds	(000)	Value
New York (concluded)
State of New York, GO, Refunding,
Series C, 5.00%, 4/15/12	$ 5,285	$ 5,715,622
		88,321,449
North Carolina — 2.9%
County of Wake North Carolina, GO,
Refunding:
5.00%, 3/01/11	6,650	6,930,497
Series C, 5.00%, 3/01/12	5,185	5,599,800
Mecklenburg County North Carolina,
GO, Refunding, Series C, 5.00%,
2/01/13	9,400	10,418,396
State of North Carolina, GO, Public
Improvement, Series A, 5.00%,
3/01/13	9,000	9,999,450
		32,948,143
Ohio — 2.6%
Ohio Air Quality Development Authority,
Refunding PCRB, FirstEnergy,
Series D, 4.75%, 8/01/29 (b)	10,000	10,588,600
Ohio State University, Refunding RB,
Series A, 5.00%, 12/01/12	4,000	4,417,160
Ohio State Water Development
Authority, RB, Water Quality, Loan
Fund, 5.00%, 12/01/11	5,000	5,362,250
State of Ohio, GO:
Common Schools, Series A, 5.00%,
3/15/11 (d)	3,875	4,041,199
Highway Capital Improvement,
Series I, 5.00%, 5/01/10	5,000	5,019,700
		29,428,909
Oregon — 0.2%
Oregon State Department of
Administrative Services, COP,
Refunding, Series A (AGM), 5.00%,
5/01/11	1,725	1,806,834
Pennsylvania — 5.1%
Bethlehem Area School District, GO,
Refunding, Series A (NPFGC), 5.00%,
9/01/10	4,000	4,067,440
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 3/15/13	7,455	8,275,125
First, Series A, 5.00%, 2/15/13	8,280	9,169,272
Refunding, 5.00%, 7/15/12	2,500	2,730,575
Commonwealth of Pennsylvania, GO,
Refunding, Second Series (NPFGC):
5.00%, 10/01/11	2,500	2,663,625
5.00%, 7/01/12	13,000	14,181,310
Pennsylvania Economic Development
Financing Authority, RB, Waste
Management Inc. Project:
2.75%, 9/01/13	4,250	4,255,185
2.63%, 12/01/33 (b)	3,500	3,497,410

4 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Higher Educational
Facilities Authority, RB, Series AH,
4.00%, 6/15/11	$ 3,650	$ 3,795,051
University of Pittsburgh Pennsylvania,
Refunding RB, Panthers-Pitt Asset
Notes, 5.00%, 8/01/10	5,000	5,076,150
		57,711,143
Rhode Island — 0.1%
State of Rhode Island, GO, Refunding,
Consolidated Capital Development
Loan, Series A, 5.00%, 7/15/11	1,000	1,054,950
South Carolina — 0.8%
South Carolina State Public Service
Authority, Refunding RB, Series A,
5.00%, 1/01/12	3,000	3,203,280
State of South Carolina, GO, State
Highway, Series B, 4.50%, 4/01/12	6,000	6,279,600
		9,482,880
Tennessee — 1.4%
County of Shelby Tennessee, GO,
Refunding, Series A (AMBAC), 5.00%,
4/01/12	4,000	4,329,760
Metropolitan Government of Nashville &
Davidson County Tennessee, GO,
5.00%, 4/01/12 (a)	2,000	2,164,260
Metropolitan Government of Nashville &
Davidson County Tennessee,
Refunding RB (NPFGC), 5.00%,
1/01/14	8,110	9,109,557
		15,603,577
Texas — 11.6%
City of Dallas Texas, GO, 5.00%,
2/15/12	4,775	5,143,009
City of Houston Texas, RB, Subordinate
Lien, Series B (AGM), 5.50%,
7/01/10 (a)	5,500	5,571,830
City of San Antonio Texas, RB, Junior
Lien, System, 3.63%, 12/01/10	5,000	5,109,500
County of Williamson Texas, GO (AGM),
5.13%, 2/15/11 (a)	9,835	10,235,678
Dallas ISD, GO, Refunding:
4.00%, 2/15/11	6,000	6,179,520
4.50%, 2/15/12	6,000	6,369,900
Harris County Cultural Education
Facilities Finance Corp., Refunding
RB, Methodist Hospital System:
5.00%, 6/01/12	3,450	3,703,403
5.00%, 6/01/13	10,000	10,980,500
Harris County Health Facilities
Development Corp., Refunding RB, St.
Luke's Episcopal Hospital, Series A,
5.38%, 8/15/11 (a)	5,500	5,857,225

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Lower Colorado River Authority,
Refunding RB:
5.00%, 5/15/13	$ 6,000	$ 6,631,740
LCRA Transmission Services
Project, (AGM), 5.25%, 5/15/10	2,690	2,705,925
Matagorda County Navigation District
No. 1 Texas, Refunding RB, AEP Texas
Central Co. Project, 5.13%,
6/01/30 (b)	5,000	5,180,900
North Texas Tollway Authority, RB (b):
System, First Tier Put, Series L-1,
5.50%, 1/01/38	11,000	11,360,360
System, First Tier, Series L-2,
6.00%, 1/01/38	3,700	4,081,396
Plano ISD, GO, Refunding, School
Building (PSF-GTD), 5.00%, 2/15/11	5,000	5,201,600
State of Texas, GO, Refunding Public
Finance Authority:
5.00%, 10/01/12	11,170	12,279,181
Series A, 4.00%, 10/01/11	3,750	3,939,525
Series A, 5.00%, 10/01/12	3,500	3,848,460
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Texas Health Resources, Series A,
5.00%, 2/15/11	4,275	4,426,121
Texas A&M University, RB, Financing
System, Series D, 5.00%, 5/15/13	3,325	3,702,986
Texas A&M University, Refunding RB,
Financing System, Series B, 5.00%,
5/15/12	4,000	4,341,560
University of Texas, Refunding RB,
Financing System, Series B, 5.00%,
8/15/10	5,000	5,088,100
		131,938,419
Utah — 0.8%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/13	1,400	1,547,126
State of Utah, GO, Series C, 3.00%,
7/01/12	7,500	7,856,850
		9,403,976
Virginia — 8.5%
Commonwealth of Virginia, GO, 4.00%,
6/01/11	4,725	4,920,095
County of Fairfax Virginia, GO,
Refunding, Public Improvement,
Series A, 5.25%, 4/01/12	3,940	4,288,020
County of Fairfax Virginia, GO, Series D:
4.00%, 10/01/11	8,380	8,812,576
5.00%, 10/01/13	10,000	11,295,000
Louisa IDA, RB, Virginia Electric & Power
Co. Project, Series A, AMT (b):
3.15%, 9/01/30	7,000	7,000,000
2.50%, 3/01/31	20,000	19,918,400

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

5

Schedule of Investments (continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
Virginia College Building Authority, RB,
21st Century College & Equipment,
Series F-1, 4.00%, 2/01/12	$ 7,200 $	7,609,608
Virginia Public Building Authority, RB:
Series A-1, 5.00%, 8/01/11	10,560	11,190,010
Series B, 5.00%, 8/01/12	7,185	7,853,995
Series C, 5.00%, 8/01/10	4,380	4,449,423
Virginia Public School Authority, RB,
School Educational Technology Notes,
Series IX, 5.00%, 4/15/12	4,065	4,400,769
Virginia Resources Authority, Refunding
RB, Series A, 4.00%, 10/01/12 (c)	4,145	4,456,621
		96,194,517
Washington — 3.1%
City of Tacoma Washington, Refunding
RB, Series A (AGM), 5.63%,
1/01/11 (a)	2,900	3,042,245
Energy Northwest, Refunding RB,
Project No. 3, Series A (Syncora),
5.50%, 7/01/11	15,000	15,921,600
State of Washington, GO, Refunding,
Various Purpose, Series R-A (AMBAC),
5.00%, 1/01/11	9,260	9,579,285
State of Washington, GO, Series D,
4.00%, 1/01/11	6,560	6,737,120
		35,280,250
Wisconsin — 0.7%
State of Wisconsin, Refunding RB,
Series A, 3.00%, 5/01/10	1,200	1,202,448
Wisconsin Public Power Inc., Refunding
RB, Series A (NPFGC), 5.25%,
7/01/10	7,070	7,142,185
		8,344,633
Total Long-Term Investments
(Cost – $1,042,988,375) – 92.5% 1,051,419,529
Short-Term Securities
Connecticut — 1.4%
State of Connecticut, GO, BAN, Series B,
4.00%, 6/01/11	15,185	15,810,622
Kentucky — 0.9%
Louisville & Jefferson County
Metropolitan Sewer District Kentucky,
Refunding RB, Subordinate, BAN,
Series A, 3.00%, 8/19/10	10,000	10,075,400

	Par
Short-Term Securities	(000)	Value
Louisiana — 1.8%
West Baton Rouge Louisiana, TECP:
0.55%, 5/03/10	$ 20,000	$ 20,000,000
0.55%, 5/03/10	900	900,000
		20,900,000
Texas — 0.8%
Mission EDC, RB, Waste Management
Inc. Project, 2.00%, 6/01/10 (b)	4,000	4,000,840
State of Texas, RB, TRAN, 2.50%,
8/31/10	5,000	5,045,900
		9,046,740
	Shares
Money Market Fund — 3.3%
FFI Institutional Tax-Exempt Fund,
0.25% (e)(f)	37,135,961	37,135,961
Total Short-Term Securities
(Cost – $92,817,919) – 8.2%		92,968,723
Total Investments
(Cost – $1,135,806,294*) – 100.7%		1,144,388,252
Liabilities in Excess of Other Assets – (0.7)%		(8,450,586)
Net Assets – 100.0%		$ 1,135,937,666

* The cost and unrealized appreciation (depreciation) of investments as of

March 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 1,135,854,120
Gross unrealized appreciation	$ 9,372,114
Gross unrealized depreciation	(837,982)
Net unrealized appreciation	$ 8,534,132

(a) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Depreciation
Citigroup Global Markets	$ 4,307,520	$ (12,720)
Morgan Stanley Co.	$ 4,456,621	$ (1,451)

(d) Security is collateralized by Municipal or US Treasury obligations.

6 BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

Schedule of Investments (concluded)

BlackRock Short-Term Municipal Fund

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
______________________________________________________________________________________________________________________________________________________________________________________________________________

Net
Affiliate Activity Income
FFI Institutional Tax-Exempt Fund $ (1,977,635) $ 95,179
(f)	Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair value of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1].	—	$ 1,051,419,529	—	$1,051,419,529
Short-Term
Securities	$ 37,135,961	55,832,762	—	92,968,723
Total	$ 37,135,961	$ 1,107,252,291	—	$1,144,388,252

1See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL BOND FUND, INC.

MARCH 31, 2010

7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Bond Fund, Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 27, 2010